   As filed with the Securities and Exchange Commission on November 18, 1999

                                                     Securities Act File No.
                                             Investment Company Act File No.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                ---------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                          Pre-Effective Amendment No.                      [_]
                         Post-Effective Amendment No.                      [_]
                                    and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                                AMENDMENT NO.                              [_]
                       (Check appropriate box or boxes)

                                ---------------

                     MERCURY LARGE CAP SERIES FUNDS, INC.
              (Exact name of Registrant as specified in charter)

             800 Scudders Mill Road, Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, Including Area Code: (888) 763-2260

                                TERRY K. GLENN
                     Mercury Large Cap Series Funds, Inc.
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

                                ---------------

                                  Copies to:

       Counsel for the Fund:                 MICHAEL J. HENNEWINKEL, Esq.
  LAURIN BLUMENTHAL KLEIMAN, Esq.            Fund Asset Management, L.P.
          Brown & Wood LLP                          P.O. Box 9011
       One World Trade Center             Princeton, New Jersey 08543-9011
      New York, New York 10048

                                ---------------

 Title of Securities being registered: Shares of Common Stock, par value $.10 per share.

  The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

                                ---------------

 Master Large Cap Series Trust has also executed this Registration Statement.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+The information in this prospectus is not complete and may be changed. We may + +not use this prospectus to sell securities until the registration statement + +containing this prospectus, which has been filed with the Securities and + +Exchange Commission, is effective. This prospectus is not an offer to sell + +these securities and is not soliciting an offer to buy these securities in +
+any state where the offer or sale is not permitted.                           +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

PROSPECTUS  .        , 1999


                             SUBJECT TO COMPLETION
                 PRELIMINARY PROSPECTUS DATED NOVEMBER 18, 1999

Mercury Large Cap Growth Fund
Mercury Large Cap Value Fund
Mercury Large Cap Core Fund
  OF MERCURY LARGE CAP SERIES FUNDS, INC.

                                     (LOGO)

                                MERCURY ASSET MANAGEMENT


THIS PROSPECTUS CONTAINS INFORMATION YOU
SHOULD KNOW BEFORE INVESTING, INCLUDING
INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE
YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Table of Contents






                                                                           PAGE

[GRAPHIC]
FUND FACTS
-------------------------------------------------------------------------------
About the Mercury Large Cap Series Funds..................................... 2
Risk/Return Bar Chart........................................................ 3
Fees and Expenses............................................................ 4

[GRAPHIC]
ABOUT THE DETAILS
-------------------------------------------------------------------------------
How the Funds Invest......................................................... 7
Investment Risks............................................................. 9
Statement of Additional Information......................................... 10

[GRAPHIC]
ACCOUNT CHOICES
-------------------------------------------------------------------------------
Pricing of Shares........................................................... 11
How to Buy, Sell, Transfer and Exchange Shares.............................. 16
How Shares are Priced....................................................... 20
Fee-Based Programs.......................................................... 21
Dividends and Taxes......................................................... 21

[GRAPHIC]
THE MANAGEMENT TEAM
-------------------------------------------------------------------------------
Management of the Funds..................................................... 23
Master/Feeder Structure..................................................... 23

[GRAPHIC]
TO LEARN MORE
-------------------------------------------------------------------------------
Shareholder Reports................................................. Back Cover
Statement of Additional Information................................. Back Cover

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Fund Facts


In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities -- securities representing ownership of a corporation or securities whose price is linked to the value of securities that represent company ownership.

Large Cap Companies -- companies whose market capitalization is higher than the top 5% of U.S. securities traded.

Common Stock -- units of ownership of a corporation.

Russell 1000(R) Index -- an index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index measures the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

ABOUT THE MERCURY LARGE CAP SERIES FUNDS
--------------------------------------------------------------------------------

What are the Funds' investment objectives?
Mercury Large Cap Series Funds, Inc. is an open end series type mutual fund that consists of three separate Funds, each of which issues its own shares:
   . Mercury Large Cap Growth Fund
   . Mercury Large Cap Value Fund
   . Mercury Large Cap Core Fund

The investment objective of each Fund is long term capital growth. In other words, each Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

What are the Funds' main investment strategies?
Each Fund invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Depending on its investment goals, each Fund will invest in equity securities that Fund management believes are undervalued or have good prospects for earnings growth.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Funds' evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. A company's stock is considered to be undervalued when its price is less than what the Investment Adviser believes it is worth. Each Fund also may invest up to 10% of its assets in equity securities of companies located in countries other than the United States. We cannot guarantee that any Fund will achieve its objective.

The Investment Adviser uses multi-factor quantitative models to look for companies that, in its opinion, are consistent with the investment strategy of each individual Fund. Each Fund seeks its objective by investing primarily in common stocks of companies the Investment Adviser selects from among those included in the Fund's applicable Russell 1000(R) Index, as follows:

  Fund                         Applicable Index
-----------------------------------------------------
  Large Cap Growth Fund  Russell 1000(R) Growth Index

  Large Cap Value Fund   Russell 1000(R) Value Index
-----------------------------------------------------
  Large Cap Core Fund    Russell 1000(R) Index

--------------------------------------------------------------------------------

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Fund Facts


Each Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (each, a "Portfolio") of the Master Large Cap Series Trust (the "Trust") that has the same objectives as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure. Each Fund's investment results will correspond directly to the investment results of the Portfolio in which it invests. For simplicity, this Prospectus uses the term "Fund" to include the Portfolio in which a Fund invests.

What are the main risks of investing in the Funds?
As with any fund, the value of a Fund's investments--and therefore the value of Fund shares--may go up or down. These changes may occur because a particular stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. Each Fund is also subject to the risk that the stocks the Investment Adviser selects will underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies. Since foreign markets may differ significantly from U.S. markets in terms of both economic conditions and government regulation, investment in foreign securities involves special risks. If the value of your Fund's investments goes down, you may lose money.

Who should invest?
A Fund may be an appropriate investment for you if you:
   . Are investing with long term goals
     in mind, such as retirement or
     funding a child"s education
   . Want a professionally managed and
     diversified portfolio
   . Are willing to accept the risk
     that the value of your investment
     may decline in order to seek long
     term capital growth
   . Are not looking for a significant
     amount of current income

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

This Prospectus does not include a Risk/Return Bar Chart because, as of the date of this Prospectus, the Funds have not yet commenced operations.

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Fund Facts


UNDERSTANDING EXPENSES
Fund investors pay various expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder Fees -- these fees include sales charges which you may pay when you buy or sell shares of a Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses -- expenses that cover the costs of operating a Fund.

Management Fee -- a fee paid to the Investment Adviser for managing a Fund.

Distribution Fees -- fees used to support a Fund's marketing and distribution efforts, such as compensating financial consultants, advertising and promotion.

Service (Account Maintenance) Fees -- fees used to compensate securities dealers for account maintenance activities.

FEES AND EXPENSES
--------------------------------------------------------------------------------

Each Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of a Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (Fees
paid directly from
your
investment)(a):         Class I    Class A    Class B(b)  Class C
-------------------------------------------------------------------
Maximum Sales Charge
(Load) imposed on
purchases (as a
percentage of offering
price)                   5.25%(c)   5.25%(c)     None      None
-------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of
original purchase
price or redemption
proceeds, whichever
is lower)                None(d)    None(d)      4.00%(c)  1.00%(c)
-------------------------------------------------------------------
Maximum Sales Charge
(Load) imposed on
Dividend
Reinvestments            None       None         None      None
-------------------------------------------------------------------
Redemption Fee           None       None         None      None
-------------------------------------------------------------------
Exchange Fee             None       None         None      None
-------------------------------------------------------------------
Annual Fund Operating
Expenses (Expenses
that are deducted from
the Funds' total
assets)(e):
-------------------------------------------------------------------
Management Fee(f)
-------------------------------------------------------------------
Distribution and/or
Service (12b-1)
Fees(g)                  None       0.25%        1.00%     1.00%
-------------------------------------------------------------------
Other Expenses
(including transfer
agency fees)(h)
-------------------------------------------------------------------
Total Annual Fund
Operating Expenses
-------------------------------------------------------------------
Fee Waiver and/or
Expense
Reimbursement(i)
-------------------------------------------------------------------
Net Total Operating
Expenses(j)
-------------------------------------------------------------------

(a) Certain securities dealers may charge a fee to process a purchase or sale of shares.
(b) Class B shares automatically convert to Class A shares about eight years after you buy them and will no longer be subject to distribution fees.
(c) Some investors may qualify for reductions in the sales charge (load).
(d) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e) For each Fund, the fees and expenses include the expenses of both the Fund and the Portfolio in which it invests.
(f) Paid by each Portfolio. The Investment Adviser provides accounting services to each Portfolio at its cost.
(g) The Funds call the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other materials. If you hold Class B or C shares

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Fund Facts

 (Footnotes continued from previous page) for a long time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.
(h) Based on estimated amounts for the current fiscal year. Each Fund pays the Transfer Agent a fee for each shareholder account and reimburses it for out-of-pocket expenses. The fee ranges from $11.00 to $23.00 per account (depending on the level of services required), but is set at 0.10% for certain accounts that participate in certain fee-based programs. Each Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the calendar year. The fee begins the month following the month the account is closed and ends at the end of the calendar year.
(i) With respect to each Fund, the Investment Adviser has entered into a contractual arrangement with either the Fund or its Portfolio as necessary to assure that expenses incurred by each class of that Fund will not exceed the following--Class I: %; Class A: %; Class B: %; and Class C: %.
(j) The net total operating expenses reflect the Investment Adviser's estimate of expenses that will actually be incurred during each Fund's current fiscal year, restated to reflect the contractual fee waiver and/or expense reimbursement currently in effect.

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Fund Facts


Example:
These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses if you did redeem your shares:*

               Class I Class A Class B Class C
----------------------------------------------
  One year      $       $       $       $
----------------------------------------------
  Three years   $       $       $       $
----------------------------------------------

Expenses if you did not redeem your shares:*

               Class I Class A Class B Class C
----------------------------------------------
  One year      $       $       $       $
----------------------------------------------
  Three years   $       $       $       $
----------------------------------------------

* For each Fund, the expenses include the expenses of both the Fund and the Portfolio in which it invests.

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] About the Details


About the Portfolio Manager -- Robert C. Doll, Jr. is a Senior Vice President and the Portfolio Manager of the Funds. Mr. Doll has been a Senior Vice President of Fund Asset Management since 1999. Prior to joining the Investment Adviser, Mr. Doll was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999.

About the Investment Adviser -- The Funds are managed by Fund Asset Management.

HOW THE FUNDS INVEST
--------------------------------------------------------------------------------

Each Fund's objective is long term capital growth. Each Fund tries to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States.

Each Fund seeks its investment objective by investing at least 80% of its total assets in common stocks of companies the Investment Adviser selects from among those included in the Fund's applicable Russell 1000(R) index. The Investment Adviser uses a different multi-factor quantitative model to look for companies within the applicable Russell 1000(R) index that, in its opinion, are consistent with the investment objective of each Fund.

As a large cap fund, each Fund's common stock holdings will have a dollar-weighted market capitalization that exceeds that of the top 5% of U.S. securities traded.

Each Fund will seek to outperform its benchmark:
   . The Large Cap Growth Fund will
     seek to outperform the Russell
     1000(R) Growth Index by investing
     in equity securities that the
     Investment Adviser believes have
     above average earnings prospects.
     The Russell 1000(R) Growth Index
     (which consists of those Russell
     1000(R) securities with a greater-
     than-average growth orientation)
     is a subset of the Russell 1000(R)
     Index.

   . The Large Cap Value Fund will seek
     to outperform the Russell 1000(R)
     Value Index by investing in equity
     securities that the Investment
     Adviser believes are selling at
     below normal valuations. The
     Russell 1000(R) Value Index,
     another subset of the Russell
     1000(R) Index, consists of those
     Russell 1000(R) companies with
     lower price-to-book ratios and
     lower forecasted growth values.

   . The Large Cap Core Fund has a
     blended investment strategy that
     emphasizes a mix of both growth
     and value and will seek to
     outperform the Russell 1000(R)
     Index.

Although the Growth Fund emphasizes growth-oriented investments, the Value Fund emphasizes value-oriented investments and the Core Fund uses a blend of growth and value, there are equity investment strategies common to all three Funds. In selecting securities for a Fund's portfolio from that Fund's benchmark universe, the Investment Adviser uses a different proprietary quantitative model for each Fund. Each model employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. For each Fund, the Investment

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] About the Details

Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined -- if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for any Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Each Fund typically will hold between 60 and 100 stocks from among those included in its applicable Russell 1000(R) index. Because a Fund generally will not hold all the stocks in its applicable index, and because a Fund's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Funds are not "index" funds. In seeking to outperform the relevant benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the relevant index. These criteria currently include the following:
   . Relative price to earnings and
     price to book ratios
   . Weighted market capitalization of
     the applicable Russell 1000(R)
     index as compared to the portfolio
     holdings of a particular Fund
   . Allocation among the economic
     sectors of a Fund's portfolio as
     compared to the applicable index
   . Weighted individual stocks within
     the applicable index

These criteria are explained in detail in the Statement of Additional
Information.

Each Fund also may invest up to 10% of its total assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts, or "ADRs." Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

Each Fund may invest in convertible securities, preferred stocks and U.S. Government debt securities (i.e., long term securities that are direct obligations of the U.S. Government).

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] About the Details


As a temporary measure for defensive purposes, each Fund may invest without limit in cash, cash equivalents or short-term U.S. Government securities. These investments may include high quality, short-term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company), short-term debt obligations of corporate issuers and certificates of deposit and bankers' acceptances. These investments may hamper a Fund's ability to meet its investment objective.

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Funds. As with any fund, there can be no guarantee that a Fund will meet its objective, or that a Fund's performance will be positive over any period of time.

Market Risk and Selection Risk
Market risk is the risk that the equity markets will go down in value, including the possibility that the equity markets will go down sharply and unpredictably. Selection risk is the risk that the stocks that the Investment Adviser selects will underperform the markets or other funds with similar investment objectives and investment strategies.

Derivatives
The Funds may use derivatives such as futures and options for hedging purposes, including anticipatory hedges and cross-hedges. Hedging is a strategy in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. There can be no assurance that any Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Funds are not required to use hedging and may choose not to do so.

When-Issued and Delayed Delivery Securities and Forward Commitments
When-issued and delayed delivery securities and forward commitments involve the risk that a security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] About the Details

its obligation. If this occurs, the Fund both loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.

Borrowing and Leverage
Each Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund's return. Certain securities that the Funds buy may create leverage including, for example, derivatives, when-issued securities, forward commitments and options.

Foreign Market Risks
Each Fund may invest in companies located in countries other than the United States. This may expose each Fund to risks associated with foreign investments.
   . The value of holdings traded
     outside the U.S. (and any hedging
     transactions in foreign
     currencies) will be affected by
     changes in currency exchange rates
   . The costs of non-U.S. securities
     transactions tend to be higher
     than those of U.S. transactions
   . These holdings may be adversely
     affected by foreign government
     action
   . International trade barriers or
     economic sanctions against certain
     non-U.S. countries may adversely
     affect these holdings

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information.

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Account Choices

PRICING OF SHARES
--------------------------------------------------------------------------------

Each Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial consultant can help you determine which share class is best suited to your personal financial goals.

For example, if you select Class I or A shares, you generally pay a sales charge at the time of purchase. If you buy Class A shares, you also pay an ongoing account maintenance fee of 0.25%. You may be eligible for a sales charge reduction or waiver.

If you select Class B or C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. In addition, you may be subject to a deferred sales charge when you sell Class B or C shares.

The Funds' shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Account Choices


To better understand the pricing of each Fund's shares, we have summarized the information below:

                 Class I              Class A                Class B              Class C
------------------------------------------------------------------------------------------------------
 Availability?   Limited to certain   Generally available    Generally available  Generally available
                 investors including: through selected       through selected     through selected
                 . Current Class I    securities dealers.    securities dealers.  securities dealers.
                   shareholders
                 . Certain Retirement
                   Plans
                 . Participants in
                   certain sponsored
                   programs
                 . Certain affiliates
                   or customers of
                   selected
                   securities dealers
------------------------------------------------------------------------------------------------------
 Initial Sales   Yes. Payable at time Yes. Payable at time   No. Entire purchase  No. Entire purchase
 Charge?         of                   of purchase. Lower     price is invested in price is invested in
                 purchase. Lower      sales charges          shares of the Fund.  shares of the Fund.
                 sales                available for
                 charges available    certain larger
                 for certain larger   investments.
                 investments.
------------------------------------------------------------------------------------------------------
 Deferred Sales  No. (May be charged  No. (May be charged    Yes. Payable if you  Yes. Payable if you
 Charge?         for purchases over   for purchases over     redeem within six    redeem within one
                 $1 million that are  $1 million that are    years of purchase.   year of purchase.
                 redeemed within      redeemed within
                 one year.)           one year.)
------------------------------------------------------------------------------------------------------
 Account         No.                  0.25% Account          0.25% Account        0.25% Account
 Maintenance and                      Maintenance Fee.       Maintenance Fee.     Maintenance Fee.
 Distribution                         No Distribution Fee.   0.75% Distribution   0.75% Distribution
 Fees                                                        Fee.                 Fee.
------------------------------------------------------------------------------------------------------
 Conversion to   No.                  No.                    Yes, automatically   No.
 Class A Shares?                                             after approximately
                                                             eight years.
------------------------------------------------------------------------------------------------------

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Account Choices

Right of Accumulation -- permits you to pay the sales charge that would apply to the cost or value (whichever is higher) of all shares you own in the Mercury mutual funds.

Letter of Intent -- permits you to pay the sales charge that would be applicable if you add up all shares of Mercury mutual funds that you agree to buy within a 13 month period. Certain restrictions apply.

Class I And A Shares -- Initial Sales Charge Options
If you select Class I or A shares, you will pay a sales charge at the time of purchase as shown in the following table.

                                                        Dealer
                                                     Compensation
                      As a % of       As a % of       as a % of
  Your Investment   Offering Price Your Investment* Offering Price
------------------------------------------------------------------
  Less than
   $25,000              5.25%           5.54%           5.00%
------------------------------------------------------------------
  $25,000 but less
   than $50,000         4.75%           4.99%           4.50%
------------------------------------------------------------------
  $50,000 but less
   than $100,000        4.00%           4.17%           3.75%
------------------------------------------------------------------
  $100,000 but
   less
   than $250,000        3.00%           3.09%           2.75%
------------------------------------------------------------------
  $250,000 but
   less
   than $1,000,000      2.00%           2.04%           1.80%
------------------------------------------------------------------
  $1,000,000 and
   over**               0.00%           0.00%           0.00%
------------------------------------------------------------------

* Rounded to the nearest one-hundredth percent.
** If you invest $1,000,000 or more in Class I or A shares, you may not pay an initial sales charge. However, if you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class I and A shares by certain employer sponsored retirement or savings plans.

No initial sales charge applies to Class I or Class A shares that you buy through reinvestment of dividends.

A reduced or waived sales charge on a purchase of Class I or A shares may apply for:
   . Purchases under a Right of Accumu-
     lation or Letter of Intent
   . Certain trusts managed by banks,
     thrifts or trust companies includ-
     ing those affiliated with the In-
     vestment Adviser or its affiliates
   . Certain employer-sponsored retire-
     ment or savings plans
   . Certain investors, including di-
     rectors or trustees of mutual
     funds sponsored by the Investment
     Adviser or its affiliates, employ-
     ees of the Investment Adviser and
     its affiliates and employees or
     customers of selected dealers
   . Certain fee-based programs managed
     by the Investment Adviser or its
     affiliates

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Account Choices

   . Certain fee-based programs managed
     by selected dealers that have an
     agreement with the Distributor
   . Purchases through certain finan-
     cial advisers that meet and adhere
     to standards established by the
     Investment Adviser
   . Purchases through certain accounts
     over which the Investment Adviser
     or an affiliate exercises invest-
     ment discretion

Only certain investors are eligible to buy Class I shares, including existing Class I shareholders of the Funds, certain retirement plans and participants in certain programs sponsored by the Investment Adviser or its affiliates. Your financial consultant can help you determine whether you are eligible to buy Class I shares or to participate in any of these programs.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class I and Class A shares, you should buy Class I shares since Class A shares are subject to a 0.25% account maintenance fee, while Class I shares are not.

If you redeem Class I or Class A shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant or the Funds' Transfer Agent at 1-888-763-2260.

Class B and C Shares -- Deferred Sales Charge Options
If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under distribution plans that each Fund has adopted under Rule 12b-1. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the financial consultant or other dealer who assists you in your decision in purchasing Fund shares.

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Account Choices


Class B Shares
If you redeem Class B shares within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

      Year Since Purchase   Sales Charge*
     ------------------------------------
       0-1                      4.00%
     ------------------------------------
       1-2                      4.00%
     ------------------------------------
       2-3                      3.00%
     ------------------------------------
       3-4                      3.00%
     ------------------------------------
       4-5                      2.00%
     ------------------------------------
       5-6                      1.00%
     ------------------------------------
       6 and after              0.00%
     ------------------------------------

* The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired by dividend reinvestment are not subject to a deferred sales charge. Mercury funds may not all have identical deferred sales charge schedules. In the event of an exchange for the shares of another Mercury fund, the higher charge, if any, would apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:
   . Certain post-retirement withdraw-
     als from an IRA or other retire-
     ment plan if you are over 59 1/2
     years old
   . Redemption by certain eligible
     401(a) and 401(k) plans and cer-
     tain retirement plan rollovers
   . Redemption in connection with par-
     ticipation in certain fee-based
     programs managed by the Investment
     Adviser or its affiliates
   . Redemption in connection with par-
     ticipation in certain fee-based
     programs managed by selected deal-
     ers that have agreements with the
     Distributor
   . Withdrawals resulting from share-
     holder death or disability as long
     as the waiver request is made
     within one year after death or
     disability or, if later, reasona-
     bly promptly following completion
     of probate, or in connection with
     involuntary termination of an ac-
     count in which Fund shares are
     held
   . Withdrawal through the Systematic
     Withdrawal Plan of up to 10% per
     year of your Class B account value
     at the time the plan is estab-
     lished

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Account Choices


Your Class B shares convert automatically into Class A shares approximately eight years after purchase. Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for Federal income tax purposes.

Different conversion schedules may apply to Class B shares of different Mercury mutual funds. If you acquire your Class B shares in an exchange from another fund with a shorter conversion schedule, the Funds' eight year conversion schedule will apply. If you exchange your Class B shares in a Fund for Class B shares of a fund with a longer conversion schedule, the other fund's conversion schedule will apply. The length of time that you hold the original and exchanged Class B shares in both funds will count toward the conversion schedule.

The conversion schedule may be modified in certain other cases as well.

Class C Shares
If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends. The deferred sales charge relating to Class C shares may be reduced or waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Systematic Withdrawal Plan.

Class C shares do not offer a conversion privilege.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------

The chart below summarizes how to buy, sell, transfer and exchange shares through certain securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-888-763-2260. Because the selection of a mutual fund involves many considerations, your financial consultant may help you with this decision. The Funds do not issue share certificates.

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Account Choices

                                            Information important for you to
 If you want to   Your choices              know
-------------------------------------------------------------------------------
 Buy shares       First, select the share   Please refer to the pricing of
                  class appropriate for you shares table on page 12. Be sure to read this prospectus carefully.
           --------------------------------------------------------------------
                  Next, determine the       The minimum initial investment for
                  amount of your investment each Fund is $1,000 for all
                                            accounts except:
                                            .$500 for certain fee-based
                                            programs
                                            .$100 for retirement plans
                                            (The minimums for initial
                                            investments may be waived or
                                            reduced under certain
                                            circumstances.)
           --------------------------------------------------------------------
                  Have your financial       The price of your shares is based
                  consultant or securities  on the next calculation of net
                  dealer submit your        asset value after your order is
                  purchase order            placed. Any purchase orders placed
                                            prior to the close of business on
                                            the New York Stock Exchange
                                            (generally, 4:00 p.m. Eastern time)
                                            will be priced at the net asset
                                            value determined that day.
                                            Purchase orders placed after that
                                            time will be priced at the net
                                            asset value determined on the next
                                            business day. The Funds may reject
                                            any order to buy shares and may
                                            suspend the sale of shares at any
                                            time. Certain securities dealers
                                            may charge a fee to process a
                                            purchase. For example, the fee
                                            charged by Merrill Lynch, Pierce,
                                            Fenner & Smith Incorporated is
                                            currently $5.35. The fees charged
                                            by other securities dealers may be
                                            higher or lower.
           --------------------------------------------------------------------
                  Or contact the Transfer   To purchase shares directly, call
                  Agent                     the Transfer Agent at 1-888-763-
                                            2260 and request a purchase
                                            application. Mail the completed
                                            purchase application to the
                                            Transfer Agent at the address on
                                            the inside back cover of this
                                            prospectus.
-------------------------------------------------------------------------------
 Add to your      Purchase additional       The minimum investment for
 investment       shares                    additional purchases is $100 for
                                            all accounts except:
                                            .$50 for certain fee-based programs
                                            .$1 for retirement plans
                                            (The minimums for additional
                                            purchases may be waived under
                                            certain circumstances.)
           --------------------------------------------------------------------
                  Acquire additional shares All dividends are automatically
                  through the automatic     reinvested without a sales charge.
                  dividend reinvestment
                  plan
           --------------------------------------------------------------------
                  Participate in the        You may invest a specific amount on
                  automatic investment plan a periodic basis through your
                                            securities dealer.
-------------------------------------------------------------------------------

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Account Choices

                                            Information important for you to
 If you want to   Your choices              know
-------------------------------------------------------------------------------
 Transfer Shares  Transfer to a             You may transfer your Fund shares
 to Another       participating securities  to another securities dealer if
 Securities       dealer                    authorized dealer agreements are in
 Dealer                                     place between the Distributor and
                                            the transferring securities dealer
                                            and the Distributor and the
                                            receiving securities dealer.
                                            Certain shareholder services may
                                            not be available for all
                                            transferred shares. All future
                                            trading of these shares must be
                                            coordinated by the receiving
                                            securities dealer.
           --------------------------------------------------------------------
                  Transfer to a non-        You must either:
                  participating securities  .Transfer your shares to an account
                  dealer                    with the Transfer Agent; or
                                            .Sell your shares, paying any
                                            applicable Deferred Sales Charge.
-------------------------------------------------------------------------------
                  Have your financial       The price of your shares is based
                  consultant or securities  on the next calculation of net
                  dealer submit your sales  asset value after your order is
                  order                     placed. For your redemption request
                                            to be priced at the net asset value
                                            on the day of your request, you
                                            must submit your request to your
                                            dealer prior to the close of
                                            business on the New York Stock
                                            Exchange (generally 4:00 p.m.
                                            Eastern time). Any redemption
                                            request placed after that time will
                                            be priced at the net asset value at
                                            the close of business on the next
                                            business day. Dealers must submit
                                            redemption requests to the Funds
                                            not more than thirty minutes after
                                            the close of business on the New
                                            York Stock Exchange on the day the
                                            request was received.
                                            Certain securities dealers may
                                            charge a fee to process a sale of
                                            shares. For example, the fee
                                            charged by Merrill Lynch, Pierce,
                                            Fenner & Smith Incorporated is
                                            currently $5.35. The fees charged
                                            by other securities dealers may be
                                            higher or lower.
                                            The Funds may reject an order to
                                            sell shares under certain
                                            circumstances.
           --------------------------------------------------------------------
                  Sell through the Transfer You may sell shares held at the
                  Agent                     Transfer Agent by writing to the
                                            Transfer Agent at the address on
                                            the inside back cover of this
                                            prospectus. All shareholders on the
                                            account must sign the letter. A
                                            signature guarantee generally will
                                            be required but may be waived in
                                            certain limited circumstances. You
                                            can obtain a signature guarantee
                                            from a bank, securities dealer,
                                            securities broker, credit union,
                                            savings association, national
                                            securities exchange and registered
                                            securities association. A notary
                                            public seal will not be acceptable.
                                            The Transfer Agent will normally
                                            mail redemption proceeds within
                                            seven days following receipt of a
                                            properly completed request. If you
                                            make a redemption request before a
                                            Fund has collected payment for the
                                            purchase of shares, the Fund or the
                                            Transfer Agent may delay mailing
                                            your proceeds. This delay usually
                                            will not exceed ten days.
-------------------------------------------------------------------------------

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Account Choices

                                            Information important for you to
 If you want to   Your choices              know
-------------------------------------------------------------------------------
 Sell shares      Participate in a Fund's   You can generally arrange through
 systematically   Systematic Withdrawal     your selected dealer for systematic
                  Plan                      sales of shares of a fixed dollar
                                            amount on a monthly, bi-monthly,
                                            quarterly, semi-annual or annual
                                            basis, subject to certain
                                            conditions. Under either method,
                                            you must have dividends
                                            automatically reinvested. For Class
                                            B and C shares your total annual
                                            withdrawals cannot be more than 10%
                                            per year of the value of your
                                            shares at the time your plan is
                                            established. The deferred sales
                                            charge is waived for systematic
                                            redemptions. Ask your financial
                                            consultant for details.
-------------------------------------------------------------------------------
 Exchange your    Select the fund into      You can exchange your shares of a
 shares           which you want to         Fund for shares of other Mercury
                  exchange. Be sure to read mutual funds or for shares of the
                  that fund's prospectus    Summit Cash Reserves Fund. You must
                                            have held the shares used in the
                                            exchange for at least 15 calendar
                                            days before you can exchange to
                                            another fund.
                                            Each class of Fund shares is
                                            generally exchangeable for shares
                                            of the same class of another
                                            Mercury fund. If you own Class I
                                            shares and wish to exchange into a
                                            fund in which you have no Class I
                                            shares (and you are not eligible to
                                            buy Class I shares), you will
                                            exchange into Class A shares. If
                                            you own Class I or Class A shares
                                            and wish to exchange into Summit,
                                            you will exchange into Class A
                                            shares of Summit. Class B or Class
                                            C shares can be exchanged for Class
                                            B shares of Summit.
                                            Some of the Mercury mutual funds
                                            may impose a different initial or
                                            deferred sales charge schedule. If
                                            you exchange Class I or Class A
                                            shares for shares of a fund with a
                                            higher initial sales charge than
                                            you originally paid, you may be
                                            charged the difference at the time
                                            of exchange. If you exchange Class
                                            B or Class C shares for shares of a
                                            fund with a different deferred
                                            sales charge schedule, the higher
                                            schedule will apply. The time you
                                            hold Class B or Class C shares in
                                            both funds will count when
                                            determining your holding period for
                                            calculating a deferred sales charge
                                            at redemption. Your time in both
                                            funds will also count when
                                            determining the holding period for
                                            a conversion from Class B to Class
                                            A shares.
                                            Although there is currently no
                                            limit on the number of exchanges
                                            that you can make, the exchange
                                            privilege may be modified or
                                            terminated at any time in the
                                            future.
-------------------------------------------------------------------------------

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Account Choices


Net Asset Value -- the market value in U.S. dollars of a Fund's total assets after deducting liabilities, divided by the number of shares outstanding.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. The Funds calculate their net asset value (generally by using market quotations) each day the New York Stock Exchange is open after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by the Funds may trade on weekends or other days when the Funds do not price their shares. As a result, the Funds' net asset value may change on days when you will not be able to purchase or redeem Fund shares.

Generally, Class I shares will have the highest net asset value because that class has the lowest expenses, and Class A shares will have a higher net asset value than Class B or Class C shares. Also, dividends paid on Class I and Class A shares will generally be higher than dividends paid on Class B and Class C shares because Class I and Class A shares have lower expenses.

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Account Choices

Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

FEE-BASED PROGRAMS
--------------------------------------------------------------------------------

If you participate in certain fee-based programs offered by the Investment Adviser or an affiliate of the Investment Adviser, or by selected dealers that have an agreement with the Distributor, you may be able to buy Class I shares at net asset value, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of a Fund's shares or into the Summit fund. The class you receive may be the class you originally owned when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class A shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial consultant or your selected dealer.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

The Funds will distribute at least annually any net investment income and any net realized long or short-term capital gains. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If your account is with a securities dealer that has an agreement with the Funds, contact your financial consultant about which option you would like. If your account is with the Transfer Agent, and you would like to receive dividends in cash, contact the Transfer Agent.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] Account Choices

"Buying a Dividend"
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.
another fund, any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, a Fund must withhold 31% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] The Management Team

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Fund Asset Management, the Funds' Investment Adviser, manages each Portfolio's investments under the overall supervision of the Board of Trustees of the Master Large Cap Series Trust. The Investment Adviser has the responsibility for making all investment decisions for the Funds. The Trust pays the Investment Adviser a fee at the annual rate of % of the average daily net assets of the Trust.

Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management is part of the Asset Management Group of ML & Co., which
had approximately $   billion in investment company and other portfolio assets
under management as of        , 1999. This amount includes assets managed for
affiliates of the Investment Adviser.

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

Each Fund is a series of Mercury Large Cap Series Funds, Inc. and is a "feeder" fund that invests in a corresponding "master" portfolio of the Master Large Cap Series Trust. (Except where indicated, this prospectus uses the term "Fund" to mean a feeder fund and its Portfolio taken together.) Investors in a Fund will acquire an indirect interest in the corresponding Portfolio.

Each Portfolio accepts investments from other feeder funds, and all the feeders of a given Portfolio bear the portfolio's expenses in proportion to their assets. This structure may enable the Funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the Portfolio from different feeders may offset each other and produce a lower net cash flow.

However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same Portfolio on more attractive terms, or could experience better performance, than another feeder.

Whenever a Portfolio holds a vote of its feeder funds, the Fund investing in that Portfolio will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of its Portfolio.

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] The Management Team


A Fund may withdraw from its master portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

A Note About Year 2000
Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900 (commonly known as the "Year 2000 Problem"). The Funds could be adversely affected if the computer systems used by Fund management or other service providers of the Funds do not properly address this problem before January 1, 2000. Fund management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Funds' other service providers have told Fund management that they also expect to resolve the Year 2000 Problem, and Fund management will continue to monitor the situation as the year 2000 approaches. However, if the problem has not been fully addressed, the Funds could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Funds invest. This negative impact may be greater for smaller companies and companies in foreign markets, since they may be less prepared for the Year 2000 Problem than domestic companies and markets. If the companies in which the Funds invest have Year 2000 Problems, the Funds' returns could be adversely affected.

MERCURY LARGE CAP SERIES FUNDS, INC.

Funds
Mercury Large Cap Growth Fund
Mercury Large Cap Value Fund
Mercury Large Cap Core Fund
of Mercury Large Cap Series Funds, Inc.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(888-763-2260)

Investment Adviser
Administrative Offices:
Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536
Mailing Address:
P.O. Box 9011
Princeton, New Jersey 08543-9011

Transfer Agent
Financial Data Services, Inc.
P.O. Box 44062
Jacksonville, Florida 32232-4062
(888-763-2260)

Independent Auditors

Distributor
Mercury Funds Distributor,
a division of Princeton Funds Distributor, Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

Custodian

Counsel
Brown & Wood LLP
One World Trade Center
New York, New York 10048-0557

MERCURY LARGE CAP SERIES FUNDS, INC.

[GRAPHIC] TO LEARN MORE

SHAREHOLDER REPORTS
Additional information about each Fund's investments will be available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual re-port you will find a discussion of the market conditions and investment strate-gies that significantly affected each Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

Each Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive sepa-rate shareholder reports for each account, call your financial consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your financial consultant or the Transfer Agent at 1-888-763-2260.

STATEMENT OF
ADDITIONAL INFORMATION
The Funds' Statement of Additional Information contains further information about the Funds and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing or calling the Funds at Financial Data Services, Inc., P.O. Box 44062, Jacksonville, Florida 32232-4062 or by calling 1-888-763-2260.

Contact your financial consultant or the Funds at the telephone number or ad-dress indicated above if you have any questions.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public refer-ence room. This information is also available on the SEC's Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM THE INFORMA-TION IN THIS PROSPECTUS.

Investment Company Act File #811--  .

Code #

(C)Fund Asset Management, L.P.
Mercury Large Cap Growth Fund
Mercury Large Cap Value Fund
Mercury Large Cap Core Fund

OF MERCURY LARGE CAP SERIES FUNDS, INC.
                                     (LOGO)

PROSPECTUS .      , 1999


                                              [LOGO OF MERCURY ASSET MANAGEMENT]

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+The information in this statement of additional information is not complete + +and may be changed. This statement of additional information is not an offer +
+to sell these securities and is not soliciting an offer to buy these          +
+securities in any state where the offer or sale is not permitted.             +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                             SUBJECT TO COMPLETION

                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 18, 1999

                         MERCURY LARGE CAP GROWTH FUND
                          MERCURY LARGE CAP VALUE FUND
                          MERCURY LARGE CAP CORE FUND
                    of Mercury Large Cap Series Funds, Inc.

   P.O. Box 9011, Princeton, New Jersey 08543-9011 . Phone No. (888) 763-2260

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  Mercury Large Cap Series Funds, Inc. (the "Corporation"), an open-end management investment company organized as a Maryland corporation, consists of three separate series: Mercury Large Cap Growth Fund (the "Growth Fund"), Mercury Large Cap Value Fund (the "Value Fund") and Mercury Large Cap Core Fund (the "Core Fund"). Each series of the corporation is herein referred to as a "Fund."

  The main objective of each Fund is long term capital growth. Each Fund seeks to achieve this objective through investments primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among those included in the Fund's applicable Russell 1000(R) index.

  Each Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio (each, a "Portfolio") of the Master Large Cap Series Trust (the "Trust") that has the same investment objective as the Fund. All investments will be made at the Trust level. Each Fund's investment results will correspond directly to the investment results of the Portfolio in which it invests. There can be no assurance that any Fund will achieve its objective.

  Each Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. These alternatives permit an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Purchase of Shares."

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  This Statement of Additional Information is not a prospectus and should be
read in conjunction with the Prospectus of the Funds, dated      , 1999 (the
"Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling the Funds at 1-888-763-2260 or your financial consultant, or by writing to the address listed above. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.

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                  Fund Asset Management -- Investment Adviser
                    Mercury Funds Distributor -- Distributor

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      The date of this Statement of Additional Information is     , 1999.
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                               TABLE OF CONTENTS

                                                                            Page
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
Investment Objectives and Policies.........................................   2
  Foreign Securities.......................................................   3
  Warrants.................................................................   4
  Borrowing and Leverage...................................................   4
  Convertible Securities...................................................   4
  Debt Securities..........................................................   4
  Derivatives..............................................................   4
  Other Investment Policies and Practices..................................   8
  Investment Restrictions..................................................  10
  Portfolio Turnover.......................................................  13
Management of the Funds....................................................  13
  Directors and Officers...................................................  13
  Compensation of Directors/Trustees.......................................  14
  Management and Advisory Arrangements.....................................  14
  Code of Ethics...........................................................  16
Purchase of Shares.........................................................  16
  Initial Sales Charge Alternatives--Class I and Class A Shares............  17
  Reduced Initial Sales Charges............................................  17
  Deferred Sales Charges--Class B and Class C Shares.......................  19
  Distribution Plans.......................................................  21
  Limitations on the Payment of Deferred Sales Charges.....................  22
Redemption of Shares.......................................................  22
  Redemption...............................................................  23
  Repurchase...............................................................  23
  Reinstatement Privilege--Class I and Class A Shares......................  24
Pricing of Shares..........................................................  24
  Determination of Net Asset Value.........................................  24
  Computation of Offering Price Per Share..................................  25
Portfolio Transactions and Brokerage.......................................  26
  Transactions in Portfolio Securities.....................................  26
Shareholder Services.......................................................  27
  Investment Account.......................................................  27
  Exchange Privilege.......................................................  28
  Fee-Based Programs.......................................................  30
  Retirement Plans.........................................................  30
  Automatic Investment Plans...............................................  30
  Automatic Dividend Reinvestment Plan.....................................  30
  Systematic Withdrawal Plans..............................................  31
Dividends and Taxes........................................................  31
  Dividends................................................................  31
  Taxes....................................................................  32
  Tax Treatment of Options and Futures Transactions........................  33
  Special Rules for Certain Foreign Currency Transactions..................  33
Performance Data...........................................................  34
General Information........................................................  35
  Description of Shares....................................................  35
  Independent Auditors.....................................................  36
  Custodian................................................................  37
  Transfer Agent...........................................................  37
  Legal Counsel............................................................  37
  Reports to Shareholders..................................................  37
  Shareholder Inquiries....................................................  37
  Additional Information...................................................  37

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                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objective of each Fund is long term capital growth. This is a fundamental policy and cannot be changed without shareholder approval. Each Fund seeks to achieve this objective through investments primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Each Fund also may invest up to 10% of its assets in equity securities of companies located in countries other than the United States. Reference is made to "How the Funds Invest" in the Prospectus for a discussion of the investment objective and policies of each Fund. Each Fund is classified as a diversified fund under the Investment Company Act.

  Each Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio of the Trust that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure. Each Fund's investment results will correspond directly to the investment results of the Portfolio in which it invests. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term "Fund" to include the underlying Portfolio in which that Fund invests. Reference is made to the discussion under "How the Funds Invest" and "Investment Risks" in the Prospectus for information with respect to each Fund and its Trust portfolio's investment objective and policies. There can be no guarantee that any Fund's investment objectives will be achieved.

  As described in the Prospectus, each Fund generally seeks to invest in companies that have a dollar-weighted market capitalization greater than the top 5% of U.S. securities traded. For each Fund, Fund Asset Management, L.P. (the "Investment Adviser") uses a different proprietary multi-factor quantitative model to look for companies within the applicable Russell 1000(R) index that, in the Investment Adviser's opinion are consistent with the investment objective of each Fund, as follows:

  . The Growth Fund. The Growth Fund seeks to invest in equity securities that the Investment Adviser believes have above average earnings prospects; i.e., are likely to experience consistent earnings growth over time. In seeking to outperform its benchmark, the Russell 1000(R) Growth Index, the Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Growth Index, as those sectors are defined in the Standard & Poor's 500 Index ("S&P 500"). The Fund also anticipates that its individual holdings generally will be allocated so that no individual security held by the Fund is overweighted in the portfolio as compared to its weighting in the Russell 1000(R) Index by more than 1%, and no security held by the Fund is underweighted as compared to its weighting in the Russell 1000(R) Index by more than 2%.

  . The Value Fund. The Value Fund seeks to invest in equity securities that the Investment Adviser believes are selling at below-normal valuations; i.e., securities with lower price-to-book ratios and lower price-to-earnings ratios. In seeking to outperform its benchmark, the Russell 1000(R) Value Index, the Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Value Index, as those sectors are defined in the S&P 500. The Fund also anticipates that its individual holdings generally will be allocated so that no individual security is overweighted in the portfolio as compared to its weighting in the Russell 1000(R) Value Index by more than 1%, and no security is underweighted as compared to its weighting in the Russell 1000(R) Value Index by more than 2%.

  . The Core Fund. The Core Fund seeks to invest in securities that the Investment Adviser believes are undervalued or show good prospects for earnings growth. The Core Fund seeks securities such that the sum of the relative (to the S&P 500) price-to-earnings ratio and price-to-book ratio for a particular security are between 1.75 and 2.25. In seeking to outperform its benchmark, the Russell 1000(R) Index, the Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Index, as those sectors are defined in the S&P 500. The Fund also anticipates that its individual holdings generally will be allocated so that no individual security held by the Fund is overweighted in the portfolio as compared to its weighting in the Russell 1000(R) Index by more than 1%, and no security held by the Fund is underweighted as compared to its weighting in the Russell 1000(R) Index by more than 1%.

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  Each Fund anticipates that its sector allocations, as a percentage of its common stock investments, to larger capitalized industries generally will be no more than two times that sector's weighting in the applicable Russell 1000(R) index, while its sector allocations to smaller capitalized industries generally will be no more than three times that sector's weighting in the Russell 1000(R) Index. "Larger" or "smaller" capitalized industries for this purpose will be determined by the relative size of the sector within the applicable Russell 1000(R) index, with any sector representing approximately 10% or more of the index being considered as a "larger" industry. Notwithstanding these sector allocation guidelines, each Fund reserves the right to invest up to 10% of its total assets in any one sector of the applicable Russell 1000(R) index; however, the Funds are not limited to investing only 10% of total assets in any one sector if the sector allocations listed above permit a larger allocation. While the Investment Adviser anticipates that each Fund generally will adhere to the targeted parameters described for each Fund, the implementation may vary in particular cases, and the Investment Adviser is not required to follow any or all of these parameters in selecting securities at all times. Additionally, the Investment Adviser is not required to sell securities if their value changes and they then fall outside of these parameters.

  Investment emphasis is on equities, primarily common stock. Each Fund generally will invest at least 80% of its total assets in equity securities. Each Fund also may invest in securities convertible into common stock, preferred stock and rights and warrants to subscribe for common stock. A Fund may invest in U.S. Government debt securities and, to a lesser extent, in non-convertible debt securities rated investment grade by a nationally recognized statistical ratings organization, although it typically will not invest in any debt securities to a significant extent.

  A Fund may hold assets in cash or cash equivalents and investment grade, short term securities, including money market securities, in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant or for temporary defensive purposes.

Foreign Securities

  Each Fund may invest in companies located in countries other than the United States. As a result, the Funds' investments may include companies organized, traded or having substantial operations outside the United States. This may expose the Funds to risks associated with foreign investments. Foreign investments involve certain risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other U.S. or non-U.S. governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial and social factors. Because the Funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Portfolios and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments that could affect investment in those countries. In addition, certain investments may be subject to non-U.S. withholding taxes.

  European Economic and Monetary Union. A number of European countries entered into the European Economic and Monetary Union ("EMU") in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU established a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro and will trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Funds invest, the Funds could be adversely affected if the transition to the euro, or EMU as a whole, does not proceed as planned or if a participating country withdraws from EMU.

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

Warrants

  Each Fund may invest in warrants, which are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make a Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

Borrowing and Leverage

  Each Fund may borrow from banks (as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act")) in amounts up to 33 1/3% of its total assets (including the amount borrowed) and may borrow up to an additional 5% of its total assets for temporary purposes. Each Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions. The use of leverage by the Funds creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund that can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, that Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

  The Funds at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Convertible Securities

  Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Debt Securities

  Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. This risk is minimized to the extent a Fund limits its debt investments to U.S. Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives

  The Funds may use instruments referred to as "Derivatives." Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil) or an index (a measure of value or

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

rates, such as the Russell 1000(R) Index, the S&P 500 or the prime lending rate). Derivatives allow each Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.

  Hedging. Each Fund may use Derivatives for hedging purposes. Hedging is a strategy in which a Derivative is used to offset the risk that other Fund holdings may decrease in value. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Fund investing in the Derivative or if the cost of the Derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by the applicable Fund, in which case any losses on the holdings being hedged may not be reduced. The Funds are not required to use hedging and may choose not to do so.

  The Funds may use the following types of derivative investments and trading strategies:

Options on Securities and Securities Indices

  Purchasing Put Options. Each Fund may purchase put options on securities held in its portfolio or on securities or interest rate indices which are correlated with securities held in its portfolio. When a Fund purchases a put option in consideration for an up front payment (the "option premium"), that Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits a Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put. Purchasing a put option may involve correlation risk, and may also involve liquidity and credit risk.

  Purchasing Call Options. Each Fund also may purchase call options on securities it intends to purchase or securities or interest rate indices, which are correlated with the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event a Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium. Purchasing a call option involves correlation risk, and may also involve liquidity and credit risk.

  Each Fund also is authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

  Writing Call Options. Each Fund may write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which correlates with securities held in its portfolio. When a Fund writes a call option, in return for an option premium, the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. A Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which a Fund has written an option

                                       5
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fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Fund limits its ability to sell the underlying securities and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding. Writing a call option may involve correlation risk.

  Each Fund also is authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

  Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Derivatives" below. A call option will also be considered covered if the Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities which substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

  Types of Options. The Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.

Futures

  Each Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract, a Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

  The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

  The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

  The Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying asset is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

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

Indexed Securities

  Each Fund may invest in securities the potential return of which is based on an index. As an illustration, a Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. A Fund also may invest in a debt security which returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. Indexed securities involve credit risk, and certain indexed securities may involve leverage risk and liquidity risk. Each Fund may invest in indexed securities for hedging purposes only. When used for hedging purposes, indexed securities involve correlation risk.

Risk Factors in Derivatives

  Derivatives are volatile and involve significant risks, including:

  Credit risk--the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

  Currency risk--the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

  Leverage risk--the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

  Liquidity risk--the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

  Use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivative moves more or less than the value of the hedged instruments, the Fund using the Derivative will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

  The Funds intend to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

  Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Fund to potential losses, which exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

  Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. The Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

  Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. Each Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

Other Investment Policies and Practices

  Securities Lending. Each Fund may lend securities with a value not exceeding 33 1/3% of its total assets. In return, the Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. If cash collateral is received by a Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by that Fund. Alternatively, if securities are delivered to a Fund as collateral, that Fund and the borrower negotiate a rate for the loan premium to be received by that Fund for lending its portfolio securities. In either event, the total yield on each Fund's portfolio is increased by loans of its portfolio securities. Each Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. Each Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

  Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of that investment in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund's operations require cash, such as when a Fund redeems shares or pays dividends, and could result in a Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

  Each Fund may invest in securities that are "restricted securities." Restricted securities have contractual or legal restrictions on their resale and include "private placement" securities that the Funds may buy directly from the issuer. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may or may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be more difficult to value than publicly traded securities and may be less liquid, or illiquid, and therefore may be subject to the risks associated with illiquid securities, as described in the preceding paragraph. Some restricted securities, however, may be liquid. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, that Fund may be required to bear the expenses of registration. Certain of a Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Funds may obtain access to material nonpublic information which may restrict the Funds' ability to conduct portfolio transactions in such securities.

  Repurchase Agreements. Each Fund may invest in securities pursuant to repurchase agreements. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates a Fund from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, that Fund's return may be affected by currency fluctuations. A Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. A Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement with a Fund that is construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to a Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

  When-Issued and Delayed Delivery Securities and Forward Commitments. Each Fund may purchase or sell securities that it is entitled to receive on a when-issued or delayed delivery basis. The Funds may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Funds have not established any limit on the percentage of their assets that may be committed in connection with these transactions. When a Fund is purchasing securities in these transactions, that Fund maintains a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an amount equal to the amount of its purchase commitments.

  There can be no assurance that a security purchased on a when-issued basis will be issued, or a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than a Fund's purchase price. A Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

  Standby Commitment Agreements. Each Fund may enter into standby commitment agreements. These agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to that Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement a Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to that Fund. A Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. Each Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

  There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

  The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of each Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

  144A Securities. The Funds may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Funds' Board has determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Funds' Board. The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board will carefully monitor the Funds' investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

  Other Special Considerations. The Funds may, without limit, make short-term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities when the Funds believe it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of shares of each Fund.

  Suitability. The economic benefit of an investment in any Fund depends upon many factors beyond the control of the Fund, the Corporation, the Trust, the Investment Adviser and its affiliates. Each Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in any Fund will depend on, among other things, such investor's investment objectives and such investor's ability to accept the risks associated with investing in securities, including the risk of loss of principal.

Investment Restrictions

  The Corporation has adopted the following restrictions and policies relating to the investment of each Fund's assets and its activities. The fundamental restrictions set forth below may not be changed with respect to a Fund without the approval of the holders of a majority of that Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Unless otherwise provided, all references to the assets of a Fund below are in terms of current market value. Provided that none of the following restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), each Fund may not:

    1. Make any investment inconsistent with each Fund's classification as a diversified company under the Investment Company Act.

    2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

    3. Make investments for the purpose of exercising control or management. Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

    4. Purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

    5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Funds' Prospectus and Statement of Additional Information, as they may be amended from time to time.

    6. Issue senior securities to the extent such issuance would violate applicable law.

    7. Borrow money, except that (i) a Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by each Fund's investment policies as set forth in the Funds' Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

    8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act, in selling portfolio securities.

    9. Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Funds' Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

  The Trust has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed with respect to a Portfolio without the approval of the holders of a majority of the interests of that Portfolio.

  In addition, the Corporation has adopted non-fundamental restrictions with respect to each Fund that may be changed by the Board of Directors without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, each Fund may not:

    (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on
  Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time a Fund's shares are owned by another investment company that is part of the same group of investment companies as the Fund.

    (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Funds currently do not intend to engage in short sales, except short sales "against the box."

    (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Corporation have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors are not subject to the limitations set forth in this investment restriction.

    (d) Notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that the Fund (a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemption in amounts not exceeding 33 1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowing, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Funds from purchasing securities on margin. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowing are outstanding will have the effect of leveraging a Fund. Such leveraging or borrowing increases a Fund's exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income. A Fund will not purchase securities while borrowing exceeds 5% of its total assets.

  The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Corporation and Trust have adopted an investment policy pursuant to which neither a Fund nor its Portfolio will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding that are held by a Fund or its Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by a Fund or its Portfolio and margin deposits on a Fund or its Portfolio's existing OTC options on futures contracts exceeds 15% of the net assets of such Fund or its Portfolio taken at market value, together with all other assets of such Fund or its Portfolio that are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by a Fund or its Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if a Fund or its Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then that Fund or its Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of each Fund or its Portfolio and may be amended by the Directors or the Trustees without the approval of the shareholders. However, the Directors or Trustees will not change or modify this policy prior to the change or modification by the Commission staff of its position.

  In addition, as a non-fundamental policy that may be changed by the Board of Directors and to the extent required by the Commission or its staff, each Fund will, for purposes of fundamental investment restrictions (1) and (2), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

  Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser, the Funds and the Trust are prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order, the Funds and the Trust would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

Portfolio Turnover

  Generally, the Funds will not purchase securities for short term trading profits. However, each Fund may dispose of securities without regard to the time they have been held when such actions, for defensive or other reasons, appear advisable to the Investment Adviser in light of a change in circumstances in general market, economic or financial conditions. As a result of its investment policies, each Fund may engage in a substantial number of portfolio transactions. Accordingly, while each Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less ) by the monthly average value of the securities in the portfolio during the year. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Funds.

                            MANAGEMENT OF THE FUNDS

Directors and Officers

  The Directors of the Corporation consist of     individuals,    of whom are
not "interested persons" of the Corporation as defined in the Investment Company Act. The same individuals serve as Trustees of the Trust and are sometimes referred to herein as the "non-interested Directors/Trustees." The Directors are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the Investment Company Act. Information about the Directors and executive officers of the Corporation, their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  Terry K. Glenn (59)--President and Director(1)(2)--Executive Vice President of the Investment Adviser and Merrill Lynch Asset Management, L.P. ("MLAM") (which terms as used herein include their corporate predecessors) since 1983; Executive Vice President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

  [To Be Completed By Amendment.]

  Robert C. Doll, Jr. (45)--Senior Vice President and Portfolio
Manager(1)(2)--Senior Vice President of the Investment Adviser and MLAM since 1999; Senior Vice President of Princeton Services since 1999; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.

  Donald C. Burke (39)--Vice President and Treasurer(1)(2)--Senior Vice President and Treasurer of the Investment Adviser and MLAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997; Director of Taxation of MLAM since 1990.

  Alice A. Pellegrino (39)--Secretary(1)(2)--Vice President of MLAM since 1999; Attorney associated with MLAM since 1997; Associate with Kirkpatrick & Lockhart, LLP from 1992 to 1997.
----------
(1) Interested person, as defined in the Investment Company Act, of the Trust and the Corporation.
(2) Such Director or officer is a trustee, director or officer of other investment companies for which the Investment Adviser, or one of its affiliates, acts as investment adviser or manager.
(3) Member of the Corporation's Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of non-interested Directors.

  As of , 1999, the officers and Directors of the Corporation as a group ( persons) owned an aggregate of less than 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc. ("ML & Co.") and owned an aggregate of less than 1% of the outstanding shares of the Corporation.

Compensation of Directors/Trustees

  The Corporation and the Trust pay each non-interested Director/Trustee, for
service to the Corporation and the Trust, a fee of $    per year plus $    per
in-person meeting attended, together with such individual's actual out-of-pocket expenses relating to attendance at meetings. The Corporation and the Trust also compensate members of the Audit and Nominating Committee, which consists of all of the non-affiliated Directors/Trustees, at the rate of $ annually for service to the Corporation and the Trust.

  The following table sets forth the estimated compensation to be earned by
the non-interested Directors/Trustees for the fiscal year ended      , 2000
and the aggregate compensation paid to them from all investment companies advised by the Investment Adviser or its affiliates ("Affiliate-Advised Funds") to the non-affiliated Directors/Trustees for the calendar year ended December 31, 1998.

                                                  Pension or                            Aggregate
                                              Retirement Benefits                   Compensation from
                              Compensation    Accrued as Part of  Estimated Annual  Corporation/Trust
            Position with         from           Corporation/      Benefits upon   and Other Affiliate-
   Name   Corporation/Trust Corporation/Trust    Trust Expense       Retirement      Advised Funds(1)
   ----   ----------------- ----------------- ------------------- ---------------- --------------------
                                  $                                                        $
                                  $                                                        $
                                  $                                                        $
                                  $                                                        $

----------
(1) In addition to the Corporation and the Trust, the Directors/Trustees serve on other boards of Affiliate-Advised Funds as follows:

  The Directors of the Corporation and the Trustees of the Trust may be eligible for reduced sales charges on purchases of Class I shares. See "Reduced Initial Sales Charges--Purchase Privileges of Certain Persons."

Management and Advisory Arrangements

  Advisory Services and Advisory Fee. Each Fund invests all of its assets in shares of the corresponding Portfolio of the Trust. Accordingly, the Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the Trust level. The Trust, on behalf of each Portfolio, has entered into separate investment advisory agreements with Fund Asset Management, L.P. as Investment Adviser (the "Advisory Agreements"). As discussed in "The Management Team" in the Prospectus, the Investment Adviser receives for its services to each Portfolio monthly compensation at the annual rate of % of the average daily net assets of each Portfolio.

  Payment of Trust Expenses. The Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay, or cause an affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Trust. The Investment Adviser is also obligated to pay, or cause an affiliate to pay, the fees of all officers, Trustees and Directors who are affiliated persons of the Investment Adviser or any affiliate. The Trust pays, or causes to be paid, all other expenses incurred in the operation of each Portfolio and the Trust (except to the extent paid by Mercury Funds Distributor, a division of PFD (the "Distributor")), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the Registration Statement, charges of the custodian, any sub-custodian and the transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Trustees who are not affiliated persons of the Investment Adviser or an affiliate of the Investment Adviser, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust or a Portfolio. Accounting services are provided to the Trust by the Investment Adviser or an affiliate of the Investment Adviser, and the Trust reimburses the Investment Adviser or an affiliate of the Investment Adviser for its costs in connection with such services.

  Payment of Corporation Expenses. The Corporation pays, or causes an affiliate to pay, all other expenses incurred in the operation of the Corporation and each Fund (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and the transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Directors who are not affiliated persons of the Investment Adviser, or of an affiliate of the Investment Adviser, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or a Fund. The Distributor will pay certain promotional expenses of each Fund incurred in connection with the offering of its shares. Certain expenses will be financed by the Funds pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. Accounting services are provided to the Corporation and each Fund by the Investment Adviser, and the Corporation reimburses the Investment Adviser for its costs in connection with such services.

  Organization of the Investment Adviser. Fund Asset Management, L.P. is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Investment Adviser as defined under the Investment Company Act because of their ownership of its voting securities and their power to exercise a controlling influence over its management or policies.

  Duration and Termination. Unless earlier terminated as described below, the Advisory Agreements will continue in effect for two years from their effective date. Thereafter, they will remain in effect from year to year if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the applicable Portfolio and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and may be terminated with respect to the applicable Portfolio without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of that Portfolio.

  Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Corporation's Transfer Agent with respect to each Fund pursuant to separate Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreements (the "Transfer Agency Agreements"). Pursuant to the Transfer Agency Agreements, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreements, the Transfer Agent receives a fee of $11.00 per Class I or Class A account and $14.00 per Class B or Class C account and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreements. Additionally, a $.20 monthly closed account charge will be assessed on all accounts that close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fee will be due. For purposes of the Transfer Agency Agreements, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

  Distribution Expenses. The Corporation has entered into separate distribution agreements with the Distributor in connection with the continuous offering of each class of shares of each Fund (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of each Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.

Code of Ethics

  The Board of Trustees of the Trust and the Board of Directors of the Corporation each have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act that incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

  The Codes require that all employees of the Investment Adviser pre-clear any personal securities investment (with limited exceptions, such as government securities). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Funds within periods of trading by the Funds in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                              PURCHASE OF SHARES

  Reference is made to "Account Choices--How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for certain information as to the purchase of Fund shares.

  Each Fund issues four classes of shares: shares of Class I and Class A are sold to investors choosing the initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class I, Class A, Class B and Class C share of a Fund represents an identical interest in the investment portfolio of each Fund, and has the same rights, except that Class A, Class B and Class C shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The contingent deferred sales charges ("CDSCs"), distribution fees and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class A shares, are imposed directly against those classes and not against all assets of the Funds, and, accordingly, such charges do not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by each Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relation to a particular class are borne exclusively by that class. Class A, Class B and Class C shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the distribution plan for Class A Shares). Each class has different exchange privileges. See "Shareholder Services--Exchange Privilege."

  Investors should understand that the purpose and function of the initial sales charges with respect to the Class I and Class A shares are the same as those of the CDSCs and distribution fees with respect to the Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of each Fund. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

  A Fund or the Distributor may suspend the continuous offering of that Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by a Fund or the Distributor. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Certain securities dealers may charge a processing fee to confirm a sale of shares to such customers. For example, the fee currently charged by Merrill Lynch is $5.35. Purchases made directly through the Transfer Agent are not subject to the processing fee.

Initial Sales Charge Alternatives--Class I and Class A Shares

  Investors choosing the initial sales charge alternatives who are eligible to purchase Class I shares should purchase Class I shares rather than Class A shares because there is an account maintenance fee imposed on Class A shares.

  Class I shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends paid on outstanding Class I shares. Investors who currently own Class I shares in a shareholder account are entitled to purchase additional Class I shares of a Fund in that account. Certain employer sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class I shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by Mercury or any of its affiliates. Also eligible to purchase Class I shares at net asset value are participants in certain investment programs including certain managed accounts for which a trust institution, thrift, or bank trust department provides discretionary trustee services, certain collective investment trusts for which a trust institution, thrift, or bank trust department serves as trustee, certain purchases made in connection with certain fee-based programs and certain purchases made through certain financial advisers that meet and adhere to standards established by Mercury. In addition, Class I shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees, to members of the Boards of Mercury and Affiliate-Advised investment companies, including the Corporation, and to employees of certain selected dealers. Class I shares may also be offered at net asset value to certain accounts over which the Investment Adviser or an affiliate exercises investment discretion.

  The term "purchase," as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class I and Class A shares of a Fund, refers to a single purchase by an individual or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company," as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

  The Distributor may reallow discounts to selected dealers and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class I and Class A shares of a Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Reduced Initial Sales Charges

  Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and /or the reduced sales efforts that will be needed to obtain such investments.

  Reinvested Dividends. No initial sales charges are imposed upon Class I and Class A shares issued as a result of the automatic reinvestment of dividends.

  Rights of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of each Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of each Fund and of other Mercury mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

  Letter of Intent. Reduced sales charges are applicable to purchases aggregating $25,000 or more of Class I or Class A shares of each Fund or any other Mercury mutual funds made within a 13-month period starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is available only to investors whose accounts are established and maintained at the Fund's Transfer Agent. The Letter of Intent is not available to employee benefit plans for which affiliates of the Investment Adviser provide plan participant record-keeping services. The Letter of Intent is not a binding obligation to purchase any amount of Class I or Class A shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class I and Class A shares of each Fund and of other Mercury mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent (minimum of $25,000), the investor will be notified and must pay, within 20 days of the execution of such Letter, the difference between the sales charge on the Class I or Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class I or Class A shares equal to 5.0% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5.0% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge but there will be no retroactive reduction of the sales charges on any previous purchase.

  The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter. An exchange from the Summit Cash Reserves Fund ("Summit"), a series of Financial Institutions Series Trust, into each Fund that creates a sales charge will count toward completing a new or existing Letter of Intent from each Fund.

  Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class I or Class A shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments. Certain other plans may purchase Class B shares with a waiver of the CDSC upon redemption, based on similar criteria. Such Class B shares will convert into Class A shares approximately ten years after the plan purchases the first share of any Mercury mutual fund. Minimum purchase requirements may be waived or varied for such plans. For additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements, call your plan administrator or your selected dealer.

  Managed Trusts. Class I shares are offered at net asset value to certain trusts to which trust institutions, thrifts, and bank trust departments provide discretionary trustee services.

  Purchase Privileges of Certain Persons. Directors of the Corporation and Trustees of the Trust, members of the Boards of other investment companies advised by the Investment Adviser or its affiliates, directors and employees of ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes the Investment Adviser, MLAM, Mercury Asset Management International, Ltd. and certain other entities directly or indirectly wholly owned and controlled by ML & Co.), employees of certain selected dealers, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class I shares of each Fund at net asset value. The Funds realize economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Funds. Employees and directors or trustees wishing to purchase shares of the Funds must satisfy the Funds' suitability standards.

  Class I and Class A shares may also be offered at net asset value to certain accounts over which the Investment Adviser or an affiliate exercises investment discretion.

  Acquisition of Certain Investment Companies. Class A shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

  Purchases Through Certain Financial Advisers. Reduced sales charges may be applicable for purchases of Class I or Class A shares of a Fund through certain financial advisers that meet and adhere to standards established by FAM from time to time.

Deferred Sales Charges--Class B and Class C Shares

  Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Mercury mutual funds.

  Because no initial sales charges are deducted at the time of the purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors that do not qualify for the reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class A shares of the Fund after a conversion period of approximately eight years, and thereafter investors will be subject to lower ongoing fees.

  The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. See "Pricing of Shares--Determination of Net Asset Value" below.

  Class B shares that are redeemed within six years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over six years or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the six-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.

  The following table sets forth the Class B CDSC:

                                                          CDSC as a Percentage
                                                            of Dollar amount
   Year Since Purchase Payment Made                        Subject to Charge
   --------------------------------                       --------------------
   0-1...................................................         4.0%
   1-2...................................................         4.0%
   2-3...................................................         3.0%
   3-4...................................................         3.0%
   4-5...................................................         2.0%
   5-6...................................................         1.0%
   6 and thereafter......................................         None

  To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the third year after purchase).

  As discussed in the Prospectus under "Account Choices--Pricing of Shares-- Class B and C Shares--Deferred Sales Charge Options," while Class B shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge may be reduced or waived in certain instances. These include certain post-retirement withdrawals from an individual retirement account ("IRA") or other retirement plan or redemption of Class B shares in certain circumstances following the death of a Class B shareholder. In the case of such withdrawal, the reduction or waiver applies to: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan on attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution); or (b) any partial or complete redemption following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability, or if later, reasonably promptly following completion of probate or in connection with involuntary termination of an account in which Fund shares are held (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution).

  The change may also be reduced or waived in other instances, such as: (a) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers; (b) redemptions in connection with participation in certain fee-based programs managed by the Investment Adviser or its affiliates; (c) redemptions in connection with participation in certain fee-based programs managed by selected dealers that have agreements with the Investment Adviser; or (d) withdrawals through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established. See "Shareholder Servies--Fee-Based Programs" and "--Systematic Withdrawal Plan."

  Conversion of Class B Shares to Class A Shares. After approximately eight years (the "Conversion Period"), Class B shares of each Fund will be converted automatically into Class A shares of that Fund. Class A shares are subject to an ongoing account maintenance fee of 0.25% of the average daily net assets of a Fund but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class A shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

  In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class A shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at the Conversion Date the conversion of Class B shares to Class A shares of a Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of that Fund held in the account on the Conversion Date will be converted to Class A shares of the Fund.

  The Conversion Period may be modified for investors that participate in certain fee-based programs. See "Shareholder Services--Fee-Based Programs."

  Class B shareholders of a Fund exercising the exchange privilege described under "Shareholder Services--Exchange Privilege" will continue to be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

  Class C shares that are redeemed within one year of purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the one-year period. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption. The Class C CDSC may be waived in connection with involuntary termination of an account in which Fund shares are held and withdrawals through the Systematic Withdrawal Plans. See "Shareholder Services--Systematic Withdrawal Plan."

  Class B and Class C Sales Charge Information. Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to each Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares from the dealer's own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of each Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See "Distribution Plans" below. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the National Association of Securities Dealers, Inc. (the "NASD") asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below.

Distribution Plans

  Reference is made to "Account Choices--Pricing of Shares" in the Prospectus for certain information with respect to separate distribution plans for Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Funds to the Distributor with respect to such classes.

  The Distribution Plan for each of the Class A, Class B and Class C shares provides that each Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund attributable to shares of the relevant class in order to compensate the Distributor and selected dealers (pursuant to sub-agreements) in connection with account maintenance activities with respect to Class A, Class B and Class C shares. Each of those classes has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote on any material changes to expenses charged under the Class A Distribution Plan).

  The Distribution Plans for Class B and Class C shares provide that each Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund attributable to the shares of the relevant class in order to compensate the Distributor and selected dealers (pursuant to sub-agreements) for providing shareholder and distribution services, and bearing certain distribution-related expenses of each Fund, including payments to financial consultants for selling Class B and Class C shares of each Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class I and Class A shares of each Fund in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of each Fund's Class B and Class C shares.

  The Funds' Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of each Distribution Plan to the applicable Fund and the related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Directors shall be committed to the discretion of the non-interested Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that such Distribution Plan will benefit each Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the affected Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of Directors, including a majority of the non-interested Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that each Fund preserve copies of its Distribution Plans and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plans or such report, the first two years in an easily accessible place.

  Among other things, each Distribution Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance and/or distribution fees paid to the Distributor. Payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from each Distribution Plan may be more or less than distribution-related expenses of the related class. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated basis, revenues consist of the account maintenance fees, the distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, the distribution fees and CDSCs and the expenses consist of financial consultant compensation.

Limitations on the Payment of Deferred Sales Charges

  The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to each Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by each Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares and any CDSCs will be paid to the applicable Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstance payment in excess of the amount payable under the NASD formula will not be made.

                             REDEMPTION OF SHARES

  Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

  Each Fund is required to redeem for cash all shares of that Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

  The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the New York Stock Exchange (the "NYSE") is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Funds is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Funds.

  The value of shares of a Fund at the time of redemption may be more or less than the shareholder's cost, depending in part on the market value of the securities held by that Fund at such time.

Redemption

  A shareholder wishing to redeem shares held with the Transfer Agent may do so without charge by tendering the shares directly to the Funds' Transfer Agent, Financial Data Services, Inc., P.O. Box 44062, Jacksonville, Florida 32232-4062. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests should not be sent to the Corporation, the Trust or the Funds. A redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request may require a guarantee by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the "Exchange Act"), the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent's register; (ii) all checks must be mailed to the stencil address of record on the Transfer Agent's register and (iii) the stencil address must not have changed within 30 days. Certain rules may apply regarding certain account types such as but not limited to UGMA/UTMA accounts, Joint Tenancies With Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

  At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). That Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which will not usually exceed 10 days.

Repurchase

  Each Fund also will repurchase its shares through a shareholder's listed securities dealer. Each Fund normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after the order is placed. Shares will be priced at the net asset value calculated on the day the request is received, provided that the request for repurchase is submitted to the dealer prior to the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) and such request is received by the Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day.

  Dealers have the responsibility of submitting such repurchase requests to the Funds not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price.

  The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by a Fund (other than any applicable
CDSC). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to a Fund. Certain securities dealers may charge a processing fee to confirm a repurchase of shares. For example, the fee currently charged by Merrill Lynch is $5.35. Fees charged by other securities dealers may be higher or lower. Repurchases made through the Funds' Transfer Agent, on accounts held at the Transfer Agent, are not subject to the processing fee. Each Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem Fund shares as set forth above.

Reinstatement Privilege--Class I and Class A Shares

  Shareholders of a Fund who have redeemed their Class I and Class A shares of that Fund have a privilege to reinstate their accounts by purchasing Class I or Class A shares, as the case may be, of that Fund at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's financial consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

                               PRICING OF SHARES

Determination of Net Asset Value

  Reference is made to "How Shares are Priced" in the Prospectus.

  The net asset value of the shares of all classes of each Fund is determined once daily Monday through Friday after the close of business on the NYSE on each day the NYSE is open for trading. The NYSE generally closes at 4:00 p.m., Eastern time. Each Fund also will determine its net asset value on any day in which there is sufficient trading in the underlying Portfolio's portfolio securities that the net asset value might be affected materially, but only if on any such day a Fund is required to sell or redeem shares. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Net asset value is computed by dividing the value of the securities held by each Portfolio on behalf of a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares of the Fund outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Investment Adviser and Distributor, are accrued daily.

  The per share net asset value of Class A, Class B and Class C shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fees applicable with respect to Class A shares. Moreover, the per share net asset value of the Class B and Class C shares of a Fund generally will be lower than the per share net asset value of Class A shares of that Fund, reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to Class B and Class C shares of that Fund. It is expected, however, that the per share net asset value of the four classes of a Fund will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differentials between the classes.

  Portfolio securities, including ADRs, EDRs or GDRs, that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees of the Trust as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When a Portfolio writes an option, the amount of the premium received is recorded on the books of that Portfolio as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based on the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by a Portfolio are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are stated at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

  Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Fund's net asset value.

  Each investor in the Trust may add to or reduce its investment in the Portfolio on each day the NYSE is open for trading. The value of each investor's (including each Fund's) interest in the Portfolio will be determined after the close of business on the NYSE by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate interests in the Portfolio. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio after the close of business of the NYSE on the next determination of net asset value of the Portfolio.

Computation of Offering Price Per Share

  An illustration of the computation of the offering price for Class I, Class A, Class B and Class C shares of each Fund based on the projected value of each Fund's estimated net assets and projected number of shares outstanding on the date its shares are offered for sale to public investors is as follows:

                                                Class I Class A Class B Class C
                                                ------- ------- ------- -------
   Net Assets..................................  $       $       $       $
                                                 ====    ====    ====    ====
   Number of Shares Outstanding................
                                                 ====    ====    ====    ====
   Net Asset Value Per Share (net assets
    divided by number of shares outstanding)...  $       $       $       $
   Sales Charge (for Class I and Class A
    Shares: 5.25% of Offering Price (5.54% of
    net amount invested))*.....................                   **      **
                                                 ----    ----    ----    ----
   Offering Price..............................  $       $       $       $
                                                 ====    ====    ====    ====

----------
* Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See "Purchase of Shares--Deferred Sales Charges--Class B and Class C Shares" herein.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions in Portfolio Securities

  Because each Fund will invest exclusively in shares of its corresponding Portfolio of the Trust, it is expected that all transactions in portfolio securities will be entered into by the Trust. Subject to policies established by the Board of Trustees of the Trust, the Investment Adviser is primarily responsible for the execution of the Trust's portfolio transactions and the allocation of brokerage. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Investment Adviser seeks to obtain the best net results for each Portfolio of the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Trust does not necessarily pay the lowest spread or commission available. In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Trustees of the Trust, the Investment Adviser may consider sales of shares of a Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust; however, whether or not a particular broker or dealer sells shares of the Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Trust.

  Subject to obtaining the best net results, brokers who provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Trust. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreements, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of the Investment Adviser the Trust will benefit from supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commission that another broker may have charged for effecting the same transactions. Certain supplemental research services may primarily benefit one or more other investment companies or other accounts for which the Investment Adviser exercises investment discretion. Conversely, the Trust may be the primary beneficiary of the supplemental research services received as a result of portfolio transactions effected for such other accounts or investment companies.

  The Trust anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less governmental supervision and regulation of foreign stock exchanges and brokers than in the United States.

  Foreign equity securities may be held by the Trust in the form of ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The Trust's ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of each Fund are redeemable on a daily basis in U.S. dollars, the Trust intends to manage each Portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have significant effect on the Trust's portfolio strategies.

  Each Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Trust and persons who are affiliated with such affiliated persons are prohibited from dealing with the Trust as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Trust will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the Trust may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Trust may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Trustees of the Trust that either comply with rules adopted by the Commission or with interpretations of the Commission staff. See "Investment Objective and Policies--Investment Restrictions."

  Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Trust in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Trust and annual statements as to aggregate compensation will be provided to the Trust. Securities may be held by, or be appropriate investments for, the Trust as well as other funds or investment advisory clients of the Investment Adviser or its affiliates.

  The Board of Trustees of the Trust has considered the possibility of seeking to recapture for the benefit of the Funds brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Trust on behalf of a portfolio to the Investment Adviser. After considering all factors deemed relevant, the Board of Trustees made a determination not to seek such recapture. The Board will reconsider this matter from time to time.

  Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or its affiliates when one or more clients of the Investment Adviser or its affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Trust or other clients or funds for which the Investment Adviser or an affiliate act as investment adviser, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

                             SHAREHOLDER SERVICES

  Each Fund offers a number of shareholder services described below that are designed to facilitate investment in its shares. Full details as to each such service and copies of the various plans or how to change options with respect thereto, can be obtained from the Funds by calling the telephone number on the cover page hereof, or from the Distributor or your selected dealer. Certain of these services are available only to U.S. investors.

Investment Account

  Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in the account since the preceding statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. The Funds do not issue share certificates.

  Shareholders considering transferring their Class I or Class A shares from a selected dealer to another brokerage firm or financial institution should be aware that, if the firm to which the Class I or Class A shares are to be transferred will not take delivery of shares of a Fund, a shareholder either must redeem the Class I or Class A shares so that the cash proceeds can be transferred to the account at the new firm or such shareholder must continue to maintain an Investment Account at the Transfer Agent for those Class I or Class A shares.

  Shareholders interested in transferring their Class B or Class C shares from a selected dealer and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder at the Transfer Agent.

  Certain shareholder services may not be available for the transferred shares. After the transfer, the shareholder may purchase additional shares of funds owned before the transfer, and all future trading of these assets must be coordinated by the new firm.

  Shareholders considering transferring a tax-deferred retirement account, such as an individual retirement account, from a selected dealer to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of each Fund, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at a selected dealer for those shares.

Exchange Privilege

  U.S. shareholders of each class of shares of each Fund have an exchange privilege with certain other Mercury mutual funds and Summit, a series of Financial Institutions Series Trust, which is a Merrill Lynch-sponsored money market fund specifically designated as available for exchange by holders of Class I, Class A, Class B and Class C shares. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege and any shares used in an exchange must have been held by the shareholder for at least 15 days. Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

  Exchanges of Class I and Class A Shares. Under each Fund's pricing system, Class I shareholders may exchange Class I shares of a Fund for Class I shares of a second Mercury mutual fund. If the Class I shareholder wants to exchange Class I shares for shares of a second Mercury mutual fund, but does not hold Class I shares of the second fund in his or her account at the time of exchange and is not otherwise eligible to acquire Class I shares of the second fund, the shareholder will receive Class A shares of the second fund as a result of the exchange. Class A shares also may be exchanged for Class I shares of a second Mercury mutual fund at any time as long as, at the time of the exchange, the shareholder is eligible to acquire Class I shares of any Mercury mutual fund.

  Exchanges of Class I or Class A shares outstanding ("outstanding Class I or Class A shares") for Class I or Class A shares of another Mercury mutual fund, or for Class A shares of Summit ("new Class I or Class A shares") are transacted on the basis of relative net asset value per Class I or Class A share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class I or Class A shares and the sales charge payable at the time of the exchange on the new Class I or Class A shares. With respect to outstanding Class I or Class A shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class I or Class A shares in the initial purchase and any subsequent exchange. Class I or Class A shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class I or Class A shares. For purposes of the exchange privilege, Class I and Class A shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class I or Class A shares on which the dividend was paid. Based on this formula, Class I and Class A shares of each Fund generally may be exchanged into the Class I and Class A shares, respectively, of the other funds with a reduced or without a sales charge.

  Exchanges of Class B and Class C Shares. In addition, each of the funds with Class B and Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively, of another Mercury mutual fund or for Class B shares of Summit ("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of a Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of a Fund acquired through use of the exchange privilege will be subject to that Fund's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange was made. For purposes of computing the CDSC that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B shares is "tacked" to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of a Fund for those of another Mercury fund ("new Mercury Fund") after having held that Fund's Class B shares for two-and-a-half years. The 3% CDSC that generally would apply to a redemption would not apply to the exchange. Four years later the investor may decide to redeem the Class B shares of new Mercury Fund and receive cash. There will be no CDSC due on this redemption since by "tacking" the two-and-a-half year holding period of a Fund's Class B shares to the four year holding period for the new Mercury Fund Class B shares, the investor will be deemed to have held the new Mercury Fund Class B shares for more than six years.

  Exchanges for Shares of a Money Market Fund. Class I and Class A shares are exchangeable for Class A shares of Summit and Class B and Class C shares are exchangeable for Class B shares of Summit. Class A shares of Summit have an exchange privilege back into Class I or Class A shares of Affiliate-Advised Funds; Class B shares of Summit have an exchange privilege back into Class B or Class C shares of Affiliate-Advised Funds and, in the event of such an exchange, the period of time that Class B shares of Summit are held will count toward satisfaction of the holding period requirement for purposes of reducing any CDSC and toward satisfaction of any Conversion Period with respect to Class B shares. Class B shares of Summit will be subject to a distribution fee at an annual rate of 0.75% of average daily net assets of such Class B shares. This exchange privilege does not apply with respect to certain fee-based programs for which alternative exchange arrangements may exist. Please see your financial consultant for further information.

  Prior to October 12, 1998, exchanges from the Funds and other Affiliated-Advised Funds into a money market fund were directed to certain Affiliate-Advised money market funds other than Summit. Shareholders who exchanged Affiliate-Advised Fund shares for such other money market funds and subsequently wish to exchange those money market fund shares for shares of a Fund will be subject to the CDSC schedule applicable to such Fund shares, if any. The holding period for those money market fund shares will not count toward satisfaction of the holding period requirement for reduction of the CDSC imposed on such shares, if any, and, with respect to Class B shares, toward satisfaction of the Conversion Period. However, the holding period for Class B or Class C shares of a Fund received in exchange for such money market fund shares will be aggregated with the holding period for the fund shares originally exchanged for such money market fund shares for purposes of reducing the CDSC or satisfying the Conversion Period.

  Exercise of the Exchange Privilege. To exercise the exchange privilege, a shareholder should contact his or her financial consultant, who will advise the relevant Fund of the exchange. Shareholders of each Fund and shareholders of the other funds described above with shares for which certificates have not been issued may exercise the exchange privilege by wire through their securities dealers. Each Fund reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. Each Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

Fee-Based Programs

  Certain fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"), may permit the purchase of Class I shares at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares, which will be exchanged for Class I shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in certain Programs may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value. In addition, upon termination of participation in a Program, shares that have been held for less than specified periods within such Program may be subject to a fee based on the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding certain specific Programs offered through particular selected dealers (including charges and limitations on transferability applicable to shares that may be held in such Programs) is available in each such Program's client agreement and from the Transfer Agent at 1-888-763-2260.

Retirement Plans

  The minimum initial purchase to establish a retirement plan is $100. Dividends received in retirement plans are exempt from Federal taxation until distributed from the plans. Different tax rules apply to Roth IRA plans and educational savings plans. Investors considering participation in any retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

Automatic Investment Plans

  A shareholder may make additions to an Investment Account at any time by purchasing Class I shares (if he or she is an eligible Class I investor) or Class A, Class B or Class C shares at the applicable public offering price. These purchases may be made either through the shareholder's securities dealer or by mail directly to the Transfer Agent, acting as agent for such securities dealer. You may also add to your account by automatically investing a specific amount in each Fund on a periodic basis through your selected dealer. The current minimum for such automatic additional investments is $100. This minimum may be waived or revised under certain circumstances.

Automatic Dividend Reinvestment Plan

  Dividends paid by the Funds may be taken in cash or automatically reinvested in shares of the Fund at net asset value without a sales charge. You should consult with your financial consultant about which option you would like. If you choose the reinvestment option, dividends paid with respect to a Fund's shares will be automatically reinvested, without sales charge, in additional full and fractional shares of that Fund. Such reinvestment will be at the net asset value of shares of the Fund as determined after the close of business on the NYSE on the monthly payment date for such dividends. No CDSC will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends.

  Shareholders may, at any time, by written notification to their selected dealer if their account is maintained with a selected dealer, or by written notification or by telephone (1-888-763-2260) to the Transfer Agent, if their account is maintained with the Transfer Agent, elect to have subsequent dividends of ordinary income and/or capital gains paid with respect to shares of a Fund in cash, rather than reinvested in shares of that Fund (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). Commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. The Funds are not responsible for any failure of delivery to the shareholder's address of records and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder's bank account.

Systematic Withdrawal Plans

  A shareholder may elect to receive systematic withdrawals from his or her Investment Account by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of a Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

  At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. Redemptions will be made at net asset value as determined after the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed at the net asset value determined after the close of business on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit for withdrawal payment will be made on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends and distributions on all shares in the Investment Account are reinvested automatically in Fund shares. A shareholder's systematic withdrawal plan may be terminated at any time, without a charge or penalty, by the shareholder, each Fund, the Transfer Agent or the Distributor.

  With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See "Purchase of Shares--Deferred Sales Charge Alternatives--Class B and C Shares." Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class A shares, a shareholder must make a new election to join the systematic withdrawal program with respect to the Class A shares. If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan the investor should contact his or her financial consultant.

  Withdrawal payments should not be considered as dividends. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. A Fund will not knowingly accept purchase orders for shares of that Fund from investors who maintain a systematic withdrawal plan unless such purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

                              DIVIDENDS AND TAXES

Dividends

  Each Fund intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to each Fund's shareholders at least annually. From time to time, each Fund may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, the Funds have net income from certain foreign currency transactions, such income will be distributed at least annually.

  See "Shareholder Services--Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends may be reinvested automatically in shares of a Fund. A shareholder whose account is maintained at the Transfer Agent or whose account is maintained through his or her selected dealer may elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of each Fund or received in cash. The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class I and Class A shares as a result of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares; similarly, the per share dividends on Class A shares will be lower than the per share dividends on Class I shares as a result of the account maintenance fees applicable with respect to the Class A shares. See "Pricing of Shares--Determination of Net Asset Value."

Taxes

  Each Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as each Fund so qualifies, such Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class I, Class A, Class B and Class C shareholders (together, the "shareholders"). Each Fund intends to distribute substantially all of such income.

  Dividends paid by each Fund from its ordinary income or from an excess of net short term capital gains over net long term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses (including gains or losses from certain transactions in warrants, futures and options) ("capital gain dividends") are taxable to shareholders as long term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of each Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Certain categories of capital gains are taxable at different rates. Generally not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amount of any capital gain dividends as well as any amount of capital gain dividends in the different categories of capital gain referred to above.

  Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund. A portion of each Fund's ordinary income dividends may be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, each Fund will allocate dividends eligible for the dividends received deductions among the Class I, Class A, Class B and Class C shareholders according to a method (which it believes is consistent with the Commission rule permitting the issuance and sale of multiple classes of stock) that is based on the gross income allocable to Class I, Class A, Class B and Class C shareholders during the taxable year, or such other methods as the Internal Revenue Service ("IRS") may prescribe. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by each Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

  Ordinary income dividends paid to shareholders who are non-resident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

  Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to such Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

  Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

  No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares into Class A shares. A shareholder's basis in the Class A shares acquired will be the same as such shareholder's basis in the Class B shares converted, and the holding period of the acquired Class A shares will include the holding period for the converted Class B shares.

  If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged shares reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

  A loss realized on a sale or exchange of shares of a Fund will be disallowed if such shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While each Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of each Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Tax Treatment of Options and Futures Transactions

  The Funds may write, purchase or sell options and futures. In general, unless an election is available to the Fund or an exception applies, options and futures contracts that are "Section 1256 Contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or futures contract will be treated as sold for its fair market value on the last day of the taxable year, and any gain or loss attributable to Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by a Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by a Fund solely to reduce the risk of changes in price or interest or currency exchange rates with respect to its investments.

  Code Section 1092, which applies to certain "straddles," may affect the taxation of a Fund's sales of securities and transactions in options and futures. Under Section 1092, each Fund may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in options and futures.

Special Rules for Certain Foreign Currency Transactions

  In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stocks, securities or foreign currencies will be qualifying income for purposes of determining whether each Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options or futures will be valued for purposes of the RIC diversification requirements applicable to each Fund.

  Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain debt instruments, from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, each Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of each Fund's investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income of a Fund during a taxable year, such Fund would not be able to make any ordinary income dividend distributions, and all or a portion of distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares and resulting in a capital gain for any shareholder who received a distribution greater than such shareholder's basis in Fund shares (assuming the shares were held as a capital asset). These rules and the mark-to-market rules described above, however, will not apply to certain transactions entered into by each Fund solely to reduce the risk of currency fluctuations with respect to its investments.

  Prior to the commencement of operations, the Funds shall have received a private letter ruling from the IRS or an opinion of counsel, to the effect that, because each Portfolio is classified as a partnership for tax purposes, each Fund will be entitled to look to the underlying assets of the Portfolio in which it has invested for purposes of satisfying various requirements of the Code applicable to RICs. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act) and the Trust is unable to obtain a private letter ruling from the IRS or an opinion of counsel indicating that each Portfolio will continue to be classified as a partnership, then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Funds. One possible course of action would be to withdraw a Fund's investments from its Portfolio and to retain an investment adviser to manage the Fund's assets in accordance with the investment policies applicable to the Fund. See "Investment Objectives and Policies."

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

  Ordinary income and capital gain dividends may also be subject to state and local taxes.

  Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.

  Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Funds.

                               PERFORMANCE DATA

  From time to time each Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return is based on each Fund's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class I, Class A, Class B and Class C shares in accordance with a formula specified by the Commission.

  Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class I and Class A shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period as in the case of Class B and Class C shares and the maximum sales charge in the case of Class I and A shares. Dividends paid by a Fund with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance and the distribution charges and any incremental transfer agency cost relating to each class of shares will be borne exclusively by that class. The Funds will include performance data for all classes of shares of the Funds in any advertisement or information including performance data of the Funds.

  Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. Each Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

  In order to reflect the reduced sales charges in the case of Class I or Class A shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares," respectively, the total return data quoted by each Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses is deducted.

  On occasion, each Fund may compare its performance to various indices including, among other things, its applicable Russell 1000(R) Index, the Standard & Poor's 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or other published indices, or to data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar"), other competing universes, Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine, Fortune Magazine and CDA Investment Technology, Inc. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performance of that Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of a Fund's relative performance for any future period. From time to time, each Fund may include its Morningstar risk-adjusted performance rating in advertisements or supplemental sales literature. Each Fund may from time to time quote in advertisements or other materials other applicable measures of performance and may also make reference to awards that may be given to the Investment Adviser.

                              GENERAL INFORMATION

Description of Shares

  Each Fund is a series of the Corporation and is a "feeder" fund that invests in a corresponding Portfolio. Investors in a Fund will acquire an indirect interest in the corresponding Portfolio. Each Portfolio accepts investments from other feeder funds, and all of the feeders of a given Portfolio bear the Portfolio's expenses in proportion to their assets. This structure may enable the Funds to reduce costs through economies of scale. A larger investment portfolio also may reduce certain transaction costs to the extent that contributions to and redemptions from the Portfolio from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same Portfolio on more attractive terms, or could experience better performance, than another feeder.

  The Corporation is a Maryland corporation incorporated on October 29, 1999. It has an authorized capital of 3,000,000,000 shares of Common Stock, par value $.10 per share, divided into three series known as Mercury Large Cap Growth Fund, Mercury Large Cap Core Fund and Mercury Large Cap Value Fund (collectively, the "Series" and each a "Series"). Each Series consists of 500,000,000 shares. Each of the Series is divided into four classes. Class I, Class A and Class C shares of each Series consist of 100,000,000 shares and Class B shares of each Series consist of 200,000,000 shares.

  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. All classes and Series vote together as a single class, except that shareholders of the class bearing distribution expenses as provided above shall have exclusive voting rights with respect to matters relating to such distribution expenditures (except that Class B shareholders may vote upon any material changes to expenses charged under the Class A Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Corporation, in which event the holders of the remaining shares would be unable to elect any person as a Director.

  Whenever a Portfolio holds a vote of its feeder funds, the Fund investing in that Portfolio will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of its Portfolio. A Fund may withdraw from its Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

  There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors of a Series shall continue to hold office and appoint successor Directors. Each issued and outstanding share of a Series is entitled to participate equally with other shares of that Series in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except for any expenses which may be attributable to only one class. Shares that are issued will be fully-paid and non-assessable by the Corporation or a Fund.

  The Trust consists of three Portfolios and is organized as a Delaware Business Trust. Whenever a Fund is requested to vote on any matter relating to its Portfolio, the Corporation will hold a meeting of that Fund's shareholders and will cast its vote as instructed by that Fund's shareholders.

  The Investment Adviser provided the initial capital for the Corporation by
purchasing     shares of common stock of the Corporation for $   . Such shares
were acquired for investment and can only be disposed of by redemption. As of the date of this Statement of Additional Information, the Investment Adviser owned 100% of the outstanding common stock of the Corporation. The Investment Adviser may be deemed to control the Corporation until such time as it owns less than 25% of the outstanding shares of the Investment Adviser.

Independent Auditors

             , has been selected as the independent auditors of the Corporation and the Trust. The independent auditors are responsible for auditing the annual financial statements of the Funds.

Custodian

         (the "Custodian"), acts as the custodian of the Trust's assets. Under its contract with the Trust, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Trust to be held in its offices outside the United States and with certain foreign banks and securities depositories. The custodian is responsible for safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments.

Transfer Agent

  Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as the Funds' Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agency Agreement"). The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

Legal Counsel

  Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Trust and the Corporation.

Reports to Shareholders

  The Funds send to their shareholders at least semi-annually reports showing each Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

Shareholder Inquiries

  Shareholder inquiries may be addressed to the Funds at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

  The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

  To the knowledge of the Corporation, no person or entity owned beneficially
5% or more of a class of a Fund's shares on      , 1999.

                           PART C. OTHER INFORMATION

Item 23. Exhibits.

 Exhibit
 Number
 -------
   1     --Articles of Incorporation of the Registrant, dated October 28, 1999.
   2     --By-Laws of the Registrant.
   3(a)  --Portions of the Articles of Incorporation and By-Laws of the
          Registrant defining the rights of holders of shares of common stock of the Registrant.(a)
   4     --Not Applicable.
   5(a)  --Form of Class I Distribution Agreement between the Registrant and
          Mercury Funds Distributor, a division of Princeton Funds Distributor,
          Inc. (the "Distributor") (including Form of Selected Dealers
          Agreement).(b)
    (b)  --Form of Class A Distribution Agreement between the Registrant and the Distributor.(b)
    (c)  --Form of Class B Distribution Agreement between the Registrant and the Distributor.(b)
    (d)  --Form of Class C Distribution Agreement between the Registrant and the Distributor.(b)
   6     --None.
   7     --Custody Agreement between the Registrant and      .(b)
   8(a)  --Transfer Agency, Dividend Disbursing Agency and Shareholder
          Servicing Agency Agreement between the Registrant and Financial Data
          Services, Inc.(b)
    (b)  --Agreement relating to use of name among Mercury Asset Management
          International Ltd., Mercury Asset Management Group Ltd. and Mercury
          Funds Distributor, a division of Princeton Funds Distributor, Inc.(b)
    (c)  --Agreement relating to use of name among Mercury Asset Management
          International Ltd., Mercury Asset Management Group Ltd. and the
          Registrant.(b)
   9     --Opinion of Brown & Wood LLP, counsel for the Registrant.(b)
  10     --Consent of      , independent auditors for the Registrant.(b)
  11     --None.
  12     --Certificate of Fund Asset Management, L.P.(b)
  13(a)  --Form of Class A Distribution Plan of the Registrant and Class A
          Distribution Plan Sub-Agreement.(b)
    (b)  --Form of Class B Distribution Plan of the Registrant and Class B
          Distribution Plan Sub-Agreement.(b)
    (c)  --Form of Class C Distribution Plan of the Registrant and Class C
          Distribution Plan Sub-Agreement.(b)
  14     --None.
  15     --Rule 18f-3 Plan.(b)

----------
(a) Reference is made to Article II, Article IV, Article V (sections 2, 3, 4, 6, 7 and 8), Article VI, Article VII and Article IX of the Registrant's Articles of Incorporation, filed as Exhibit (1), to this Registration Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17),
    Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws filed as Exhibit (2) to this Registration Statement.
(b) To be filed by amendment.

Item 24. Persons Controlled By Or Under Common Control With Registrant.

  Master Large Cap Series Trust has sold interests of its three series, Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio and Master Large Cap Core Portfolio, to the Registrant. Therefore, the Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio and Master Large Cap Core Portfolio of Master Large Cap Series Trust are controlled by the Registrant.

Item 25. Indemnification.

  Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class I, Class A, Class B and Class C Distribution Agreements.

  Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "1940 Act") may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

  In Section 9 of the Class I, Class A, Class B and Class C Shares Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

  Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business And Other Connections Of The Investment Adviser.

  Fund Asset Management, L.P. (the "Investment Adviser" or "FAM") acts as the investment adviser for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Florida Insured Fund V, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings Insured Fund IV, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New Jersey Insured Fund IV, Inc.,

MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

  Merrill Lynch Asset Management, L.P. ("MLAM"), acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Euro Fund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global Small Cap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc., and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub- adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

  The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD"), of Mercury Funds Distributor ("MFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the Funds' transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

  Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since June 1, 1997 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Doll, Giordano and Monagle are officers of one or more of such companies.

                                                         Other Substantial
                                                             Business,
                             Position(s) with the     Profession, Vocation or
 Name                         Investment Adviser             Employment
 ----                        --------------------     -----------------------
 ML & Co................. Limited Partner            Financial Services
                                                      Holding Company; Limited
                                                      Partner of MLAM

 Princeton Services...... General Partner            General Partner of MLAM

 Jeffrey M. Peek......... President                  President of MLAM;
                                                      President and Director
                                                      of Princeton Services;
                                                      Executive Vice President
                                                      of ML & Co.; Managing
                                                      Director and Co-Head of
                                                      the Investment Banking
                                                      Division of Merrill
                                                      Lynch in 1997

 Terry K. Glenn.......... Executive Vice President   Executive Vice President
                                                      of MLAM; Executive Vice
                                                      President and Director
                                                      of Princeton Services;
                                                      President and Director
                                                      of PFD; Director of FDS;
                                                      President of Princeton
                                                      Administrators

 Gregory A. Bundy........ Chief Operating Officer    Chief Operating Officer
                           and Managing Director      and Managing Director of
                                                      MLAM; Chief Operating
                                                      Officer and Managing
                                                      Director of Princeton
                                                      Services; Co-CEO of
                                                      Merrill Lynch Australia
                                                      from 1997 to 1999

 Donald C. Burke......... Senior Vice President and  Senior Vice President,
                           Treasurer                  Treasurer and Director
                                                      of Taxation of MLAM;
                                                      Senior Vice President
                                                      and Treasurer of
                                                      Princeton Services; Vice
                                                      President of PFD; First
                                                      Vice President of MLAM
                                                      from 1997 to 1999; Vice
                                                      President of MLAM from
                                                      1990 to 1997

 Michael G. Clark........ Senior Vice President      Senior Vice President of
                                                      MLAM; Senior Vice
                                                      President of Princeton
                                                      Services; Treasurer and
                                                      Director of PFD; First
                                                      Vice President of MLAM
                                                      from 1997 to 1999; Vice
                                                      President of MLAM from
                                                      1996 to 1997

 Robert C. Doll.......... Senior Vice President      Senior Vice President of
                                                      MLAM; Senior Vice
                                                      President of Princeton
                                                      Services; Chief
                                                      Investment Officer of
                                                      Oppenheimer Funds, Inc.
                                                      in 1999 and Executive
                                                      Vice President thereof
                                                      from 1991 to 1999

 Linda L. Federici....... Senior Vice President      Senior Vice President of
                                                      MLAM; Senior Vice
                                                      President of Princeton
                                                      Services

 Vincent R. Giordano..... Senior Vice President      Senior Vice President of
                                                      MLAM; Senior Vice
                                                      President of Princeton
                                                      Services

 Michael J. Hennewinkel.. Senior Vice President,     Senior Vice President,
                           Secretary and General      Secretary and General
                           Counsel                    Counsel of MLAM; Senior
                                                      Counsel Vice President
                                                      of Princeton Services


                                                          Other Substantial
                                                              Business,
                              Position(s) with the     Profession, Vocation or
 Name                          Investment Adviser            Employment
 ----                         --------------------     -----------------------
 Philip L. Kirstein....... Senior Vice President      Senior Vice President of
                                                       MLAM; Senior Vice
                                                       President, Secretary,
                                                       General Counsel and
                                                       Director of Princeton
                                                       Services

 Debra W. Landsman-Yaros.. Senior Vice President      Senior Vice President of
                                                       MLAM; Senior Vice
                                                       President of Princeton
                                                       Services; Vice
                                                       President of PFD

 Stephen M. M. Miller..... Senior Vice President      Executive Vice President
                                                       of Princeton
                                                       Administrators; Senior
                                                       Vice President of
                                                       Princeton Services

 Joseph T. Monagle, Jr. .. Senior Vice President      Senior Vice President of
                                                       MLAM; Senior Vice
                                                       President of Princeton
                                                       Services

 Brian A. Murdock......... Senior Vice President      Senior Vice President of
                                                       MLAM; Senior Vice
                                                       President of Princeton
                                                       Services;

 Gregory D. Upah.......... Senior Vice President      Senior Vice President of
                                                       MLAM; Senior Vice
                                                       President of Princeton
                                                       Services

Item 27. Principal Underwriters.

  (a) MFD, a division of PFD, acts as the principal underwriter for the Registrant and for each of the following open-end investment companies:
Mercury Global Balanced Fund of Mercury Asset Management Funds, Inc.; Mercury Gold and Mining Fund of Mercury Asset Management Funds, Inc.; Mercury International Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Large Cap Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Small Cap Growth Fund of Mercury Asset Management Funds, Inc.; Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.; Summit Cash Reserves Fund of Financial Institutions Series Trust; Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc. A separate division of PFD acts as the principal underwriter of other investment companies.

  (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                               Position(s) and      Position(s) and Office(s)
Name                          Office(s) with PFD         with Registrant
----                          ------------------    -------------------------
Terry K. Glenn............. President and Director President and Director
Michael G. Clark........... Treasurer and Director None
Thomas J. Verage........... Director               None
Robert W. Crook............ Senior Vice President  None
Michael J. Brady........... Vice President         None
William M. Breen........... Vice President         None
Donald C. Burke............ Vice President         Vice President and Treasurer
James T. Fatseas........... Vice President         None
Debra W. Landsman-Yaros.... Vice President         None
Michelle T. Lau............ Vice President         None
Salvatore Venezia.......... Vice President         None
William Wasel.............. Vice President         None
Robert Harris.............. Secretary              None

  (c) Not applicable.

Item 28. Location Of Accounts And Records.

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29. Management Services.

  Other than as set forth under the caption "Management of the Funds" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

  Not applicable.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 18th day of November, 1999.

                                         Mercury Large Cap Series Funds, Inc.
                                           (Registrant)

                                                /s/ William E. Zitelli, Jr.
                                         By: __________________________________
                                                 (William E. Zitelli, Jr.,
                                                  President and Director)

  Each person whose signature appears below hereby authorizes William E. Zitelli, Jr., Alice A. Pellegrino, or Bradley J. Lucido, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission. Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

              Signatures                         Title                   Date
              ----------                         -----                   ----

   /s/ William E. Zitelli, Jr.         President and Director      November 18, 1999
______________________________________  (Principal Executive
      (William E. Zitelli, Jr.)         Officer)

     /s/ Alice A. Pellegrino           Treasurer and Director      November 18, 1999
______________________________________  (Principal Financial and
        (Alice A. Pellegrino)           Accounting Officer)

      /s/ Bradley J. Lucido            Director                    November 18, 1999
______________________________________
         (Bradley J. Lucido)

                                  SIGNATURES

  Master Large Cap Series Trust has duly caused this Registration Statement of Mercury Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 18th day of November, 1999.

                                         Master Large Cap Series Trust

                                                /s/ William E. Zitelli, Jr.
                                         By:___________________________________
                                                 (William E. Zitelli, Jr.,
                                                  President and Trustee)

  This Registration Statement of Mercury Large Cap Series Funds, Inc. has been signed by the following persons in the capacities and on the dates indicated.

              Signatures                         Title                   Date
              ----------                         -----                   ----

   /s/ William E. Zitelli, Jr.         President and Trustee       November 18, 1999
______________________________________  (Principal Executive
      (William E. Zitelli, Jr.)         Officer)

     /s/ Alice A. Pellegrino           Treasurer and Trustee       November 18, 1999
______________________________________  (Principal Financial and
        (Alice A. Pellegrino)           Accounting Officer)

      /s/ Bradley J. Lucido            Trustee                     November 18, 1999
______________________________________
         (Bradley J. Lucido)

                                 EXHIBIT INDEX

 Exhibit
 Number                               Description
 -------                              -----------
   1     --Articles of Incorporation of the Registrant, dated October 28, 1999
   2     --By-Laws of the Registrant